UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Canada: 6.7%
116,018	B2Gold Corp. (USD) *	$324,850
159,459	First Quantum Minerals Ltd.	1,786,288
162,141	IAMGOLD Corp. (USD) *	989,060
495,561	Ivanhoe Mines Ltd. *	1,573,084
100,103	Semafo, Inc. *	264,134
		4,937,416
Egypt: 7.8%
1,102,596	Commercial International Bank Egypt SAE (GDR) Reg S	5,011,299
2,020,537	Orascom Telecom Holding SAE * #	734,737
		5,746,036
India: 0.8%
19,447	Makemytrip Ltd. (USD) * †	559,101
Kenya: 10.2%
727,300	East African Breweries Ltd.	1,761,017
4,993,200	Equity Bank Ltd.	1,873,961
16,162,600	Safaricom Ltd.	3,874,328
		7,509,306
Monaco: 2.5%
92,755	Endeavour Mining Corp. (CAD) *	1,851,169
Morocco: 16.7%
74,251	Attijariwafa Bank	3,658,460
93,580	Banque Centrale Populaire #	2,974,960
67,897	Banque Marocaine du Commerce Exterieur #	1,474,018
39,152	Cosumar	1,203,081
201,931	Maroc Telecom	2,933,482
		12,244,001
Nigeria: 10.1%
27,905,319	Guaranty Trust Bank Plc #	3,104,446
278,078	Nestle Nigeria Plc	945,086
3,533,468	Nigerian Breweries Plc	1,624,017
27,089,555	Zenith Bank Ltd.	1,765,726
		7,439,275
Singapore: 1.0%
2,617,800	Golden Agri-Resources Ltd. #	724,222
South Africa: 29.6%
20,243	Al Noor Hospitals Group Plc (GBP)	176,534
5,008	Anglo American Platinum Ltd. * #	128,258
25,809	AngloGold Ashanti Ltd. (ADR)	239,766
30,226	Aspen Pharmacare Holdings Ltd. #	679,928
24,647	AVI Ltd. #	178,860
49,294	Barclays Africa Group Ltd. #	507,310
9,963	Barloworld Ltd. #	91,955
20,586	Bid Corp Ltd. † #	463,025
23,295	Bidvest Group Ltd. #	297,883
4,295	Capitec Bank Holdings Ltd. #	273,201
13,905	Clicks Group Ltd. #	162,400
19,492	Coronation Fund Managers Ltd. † #	97,330
37,612	Discovery Ltd. #	392,175
9,940	EOH Holdings Ltd. #	70,443
13,955	Exxaro Resources Ltd. #	127,415
262,751	FirstRand Ltd. #	1,013,085
14,149	Foschini Group Ltd. #	142,305
43,789	Gold Fields Ltd. (ADR)	188,731
53,406	Impala Platinum Holdings Ltd. * † #	122,782
11,858	Imperial Holdings Ltd. #	168,003
21,901	Investec Ltd.	158,956
43,069	Investec Plc (GBP) #	315,238
10,632	Liberty Holdings Ltd. #	82,840
72,572	Life Healthcare Group Holdings Ltd. #	127,154
76,336	MMI Holdings Ltd.	98,088
8,408	Mondi Ltd.	225,093
17,146	Mr Price Group Ltd. #	228,640
117,173	MTN Group Ltd. #	1,080,236
26,897	Naspers Ltd. #	5,830,005
13,677	Nedbank Group Ltd. † #	205,195
92,146	Netcare Ltd. #	162,934
9,303	Novus Holdings Ltd. #	4,470
26,429	Pick n Pay Stores Ltd.	112,762
11,115	Pioneer Foods Ltd.	92,814
8,785	PSG Group Ltd.	152,317
46,207	Rand Merchant Investment Holdings Ltd. #	141,828
37,183	Remgro Ltd. #	565,830
50,164	RMB Holdings Ltd. #	235,769
122,474	Sanlam Ltd. #	613,500
32,400	Sappi Ltd. #	221,260
42,614	Sasol Ltd. (ADR)	1,173,163
32,951	Shoprite Holdings Ltd. #	504,961
31,332	Sibanye Gold Ltd. (ADR)	139,741
12,444	Spar Group Ltd. #	154,081
90,173	Standard Bank Group Ltd. #	1,054,831
226,233	Steinhoff International Holdings NV #	1,008,214
20,852	Telkom SA SOC Ltd.	91,562
12,875	Tiger Brands Ltd. #	359,924
28,203	Truworths International Ltd. †	161,354
45,877	Vodacom Group Ltd. #	547,233
75,319	Woolworths Holdings Ltd. #	334,398
		21,705,780
United Kingdom: 10.8%
69,925	Anglo American Plc † #	1,258,687
846,501	Cenatamin Plc #	1,646,529
326,627	Old Mutual Plc #	851,904
12,717	Randgold Resources Ltd. (ADR)	1,241,942
1,165,556	Tullow Oil Plc * #	2,917,802
		7,916,864
United States: 2.1%
168,172	Kosmos Energy Ltd. * †	1,338,649
2,094	Royal Caribbean Cruises Ltd.	248,223
		1,586,872
Total Common Stocks (Cost: $60,254,623)		72,220,042
REAL ESTATE INVESTMENT TRUSTS: 1.4%
South Africa: 1.4%
56,527	Fortress Income Fund Ltd. #	162,238
158,624	Growthpoint Properties Ltd. #	285,645
17,255	Hyprop Investments Ltd.	135,101
287,466	Redefine Properties Ltd.	227,588
20,500	Resilient REIT Ltd. #	202,442
Total Real Estate Investment Trusts (Cost: $982,145)		1,013,014
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $61,236,768)		73,233,056

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.2%
Repurchase Agreements: 4.2%
$1,000,000	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $1,000,090; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.06%, due 10/2/17, proceeds $1,000,088; (collateralized by various U.S. government and agency obligations, 0.75% to 8.00%, due 10/31/17 to 5/15/45, valued at $1,020,000 including accrued interest)	1,000,000
45,655	Repurchase agreement dated 9/29/17 with RBC Capital Markets LLC, 1.04%, due 10/2/17, proceeds $45,659; (collateralized by various U.S. government and agency obligations, 0.00% to 3.88%, due 2/22/18 to 9/9/49, valued at $46,568 including accrued interest)	45,655
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,045,655)		3,045,655
Total Investments: 103.9% (Cost: $64,282,423)		76,278,711
Liabilities in excess of other assets: (3.9)%		(2,853,142)
NET ASSETS: 100.0%		$73,425,569

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,927,514.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,032,529 which represents 47.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	11.9%	$8,680,243
Consumer Staples	11.3	8,286,250
Energy	6.0	4,383,866
Financials	36.3	26,622,267
Health Care	1.6	1,146,550
Industrials	0.5	394,308
Information Technology	0.1	70,443
Materials	18.3	13,374,537
Real Estate	1.4	1,013,014
Telecommunication Services	12.6	9,261,578
	100.0%	$73,233,056

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$4,937,416	$—	$—	$4,937,416
Egypt	5,011,299	734,737	—	5,746,036
India	559,101	—	—	559,101
Kenya	7,509,306	—	—	7,509,306
Monaco	1,851,169	—	—	1,851,169
Morocco	7,795,023	4,448,978	—	12,244,001
Nigeria	4,334,829	3,104,446	—	7,439,275
Singapore	—	724,222	—	724,222
South Africa	3,010,881	18,694,899	—	21,705,780
United Kingdom	1,241,942	6,674,922	—	7,916,864
United States	1,586,872	—	—	1,586,872
Real Estate Investment Trusts*	362,689	650,325	—	1,013,014
Repurchase Agreements	—	3,045,655	—	3,045,655
Total	$38,200,527	$38,078,184	$—	$76,278,711

* See Schedule of Investments for geographic sector breakouts

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $3,396,339 and transfers from Level 2 to Level 1 were $12,791,975. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
South Africa
Balance as of December 31, 2016	$0
Realized gain (loss)	(90,343)
Net change in unrealized appreciation (depreciation)	93,562
Purchases	—
Sales	(3,219)
Transfers in and/or out of level 3	—
Balance as of September 30, 2017	$—

See Notes to Schedules of Investments

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 83.4%
Automobiles & Components: 1.5%
136,500	Mahle-Metal Leve SA Industria e Comercio	$857,664
173,950	Tupy SA	977,633
		1,835,297
Banks: 0.0%
6,980	Banco ABC Brasil SA *	38,193
Capital Goods: 1.8%
324,575	Iochpe Maxion SA	2,202,332
Commercial & Professional Services: 1.5%
39,328	Atento SA (USD) *	456,205
217,290	Valid Solucoes SA	1,396,847
		1,853,052
Consumer Durables & Apparel: 11.3%
127,350	Arezzo Industria e Comercio SA	2,010,483
624,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,718,911
319,300	Even Construtora e Incorporadora SA *	559,530
298,644	EZ Tec Empreendimentos e Participacoes SA	2,121,620
330,650	Grendene SA	2,790,608
772,200	MRV Engenharia e Participacoes SA	3,354,900
		13,556,052
Consumer Services: 6.7%
442,150	CVC Brasil Operadora e Agencia de Viagens SA	5,716,825
129,250	GAEC Educacao SA	942,701
133,750	Ser Educacional SA Reg S 144A	1,317,588
		7,977,114
Energy: 5.2%
470,125	Cosan Ltd. (USD)	3,822,116
70,000	Modec, Inc. #	1,692,718
282,850	QGEP Participacoes SA	702,849
		6,217,683
Food, Beverage & Tobacco: 4.2%
185,203	Adecoagro SA (USD) * †	2,000,192
529,000	Marfrig Alimentos SA *	1,080,666
285,400	Minerva SA	1,009,261
119,300	SLC Agricola SA	930,398
		5,020,517
Health Care Equipment & Services: 5.7%
197,300	Alliar Medicos A Frente SA *	1,061,520
172,050	Instituto Hermes Pardini SA	1,673,157
848,200	Odontoprev SA	4,132,335
		6,867,012
Insurance: 1.1%
232,550	Wiz Solucoes e Corretagem de Seguros SA	1,262,921
Materials: 4.0%
1,227,175	Duratex SA	3,669,339
83,000	Magnesita Refratarios SA	1,063,985
		4,733,324
Media: 3.8%
180,100	Smiles SA	4,576,496
Real Estate: 5.3%
294,923	Aliansce Shopping Centers SA *	1,725,502
346,750	BR Properties SA	1,222,928
275,750	Iguatemi Empresa de Shopping Centers SA	3,418,198
		6,366,628
Retailing: 7.4%
417,348	B2W Cia Global Do Varejo *	2,785,702
298,600	Cia Hering SA	2,682,276
458,350	Via Varejo SA	3,344,480
		8,812,458
Software & Services: 7.8%
418,450	Linx SA	2,584,305
1,421,572	Sonda SA	2,764,964
405,550	Totvs SA	4,007,930
		9,357,199
Telecommunication Services: 1.2%
900,600	Oi SA *	1,436,001
Transportation: 4.4%
713,590	EcoRodovias Infraestrutura e Logistica SA	2,570,785
72,245	Gol Linhas Aereas Inteligentes SA (ADR) * †	1,527,259
150,800	Julio Simoes Logistica SA *	464,234
213,409	Prumo Logistica SA *	751,310
		5,313,588
Utilities: 10.5%
725,900	AES Tiete Energia SA	3,268,343
779,687	Alupar Investimento SA	4,623,249
220,396	Cia de Saneamento de Minas Gerais SA	2,978,371
274,950	Light SA *	1,704,140
		12,574,103
Total Common Stocks (Cost: $72,176,997)		99,999,970
PREFERRED STOCKS: 14.8%
Banks: 1.0%
217,253	Banco ABC Brasil SA, 6.12%	1,210,029
Capital Goods: 2.9%
1,614,950	Marcopolo SA, 3.01%	2,218,093
593,850	Randon Implementos e Participacoes SA, 0.63%	1,297,520
		3,515,613
Consumer Durables & Apparel: 1.9%
470,805	Alpargatas SA, 2.51%	2,333,845
Materials: 2.4%
1,711,400	Metalurgica Gerdau SA *	2,858,502
Utilities: 6.6%
53,842	Cia de Gas de Sao Paulo, 8.67%	938,068
1,000,850	Cia de Saneamento do Parana, 5.94%	3,419,225
523,800	Cia Energetica de Sao Paulo, 6.09%	2,386,510
288,950	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 1.09%	1,155,928
		7,899,731
Total Preferred Stocks (Cost: $12,607,331)		17,817,720
REAL ESTATE INVESTMENT TRUST: 1.5% (Cost: $1,918,159)
Real Estate: 1.5%
58,656	FII BTG Pactual Corporate Office Fund	1,765,894
RIGHTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
14,363	Ser Educacional SA Rights (BRL 28.80, expiring 10/18/17) *	10,839
WARRANTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
7,727	Iochpe Maxion SA Warrants (BRL 12.70, expiring 06/03/19) *	26,471
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $86,702,487)		119,620,894

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1% (Cost: $153,834)
Repurchase Agreement: 0.1%
$153,834	Repurchase agreement dated 9/29/17 with Credit Agricole CIB, 1.04%, due 10/2/17, proceeds $153,847; (collateralized by various U.S. government and agency obligations, 2.13%, due 2/29/24, valued at $156,911 including accrued interest)	153,834
Total Investments: 99.8% (Cost: $86,856,321)		119,774,728
Other assets less liabilities: 0.2%		197,197
NET ASSETS: 100.0%		$119,971,925

ADR	American Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $159,853.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,692,718 which represents 1.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,317,588, or 1.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	32.7%	$39,102,101
Consumer Staples	4.2	5,020,517
Energy	5.2	6,217,683
Financials	3.6	4,277,037
Health Care	5.7	6,867,012
Industrials	10.8	12,911,056
Information Technology	7.8	9,357,199
Materials	6.4	7,591,826
Real Estate	5.3	6,366,628
Telecommunication Services	1.2	1,436,001
Utilities	17.1	20,473,834
	100.0%	$119,620,894

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$1,835,297	$—	$—	$1,835,297
Banks	38,193	—	—	38,193
Capital Goods	2,202,332	—	—	2,202,332
Commercial & Professional Services	1,853,052	—	—	1,853,052
Consumer Durables & Apparel	13,556,052	—	—	13,556,052
Consumer Services	7,977,114	—	—	7,977,114
Energy	4,524,965	1,692,718	—	6,217,683
Food, Beverage & Tobacco	5,020,517	—	—	5,020,517
Health Care Equipment & Services	6,867,012	—	—	6,867,012
Insurance	1,262,921	—	—	1,262,921
Materials	4,733,324	—	—	4,733,324
Media	4,576,496	—	—	4,576,496
Real Estate	6,366,628	—	—	6,366,628
Retailing	8,812,458	—	—	8,812,458
Software & Services	9,357,199	—	—	9,357,199
Telecommunication Services	1,436,001	—	—	1,436,001
Transportation	5,313,588	—	—	5,313,588
Utilities	12,574,103	—	—	12,574,103
Preferred Stocks*	17,817,720	—	—	17,817,720
Real Estate Investment Trust*	1,765,894	—	—	1,765,894
Rights*	10,839	—	—	10,839
Warrants*	26,471	—	—	26,471
Repurchase Agreement	—	153,834	—	153,834
Total	$117,928,176	$1,846,552	$—	$119,774,728

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $6,454,420. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Automobiles & Components: 2.9%
34,881	Byd Co. Ltd. #	$358,687
22,309	China Shipbuilding Industry Group Power Co. Ltd. #	84,134
124,885	Chongqing Changan Automobile Co. Ltd. #	266,364
11,700	Chongqing Sokon Industry Group Co. Ltd. #	39,469
89,800	Fuyao Glass Industry Group Co. Ltd. #	344,348
81,974	Great Wall Motor Co. Ltd. # §	156,912
100,973	Huayu Automotive Systems Co. Ltd. #	342,872
224,463	SAIC Motor Corp. Ltd. #	1,020,814
15,500	Shandong Linglong Tyre Co. Ltd. #	46,533
15,500	Triangle Tyre Co. Ltd. #	56,797
88,192	Wanxiang Qianchao Co. Ltd. #	160,506
26,700	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	89,721
19,900	Zhejiang Century Huatong Group Co. Ltd.	93,347
		3,060,504
Banks: 17.1%
2,447,900	Agricultural Bank of China Ltd. #	1,407,480
934,815	Bank of Beijing Co. Ltd. #	1,050,259
1,349,600	Bank of China Ltd. #	837,311
1,759,416	Bank of Communications Co. Ltd. #	1,674,545
44,200	Bank of Guiyang Co. Ltd. #	97,888
25,800	Bank of Hangzhou Co. Ltd.	54,068
81,300	Bank of Jiangsu Co. Ltd.	101,517
325,871	Bank of Nanjing Co. Ltd. #	388,109
162,335	Bank of Ningbo Co. Ltd. #	385,559
54,990	Bank of Shanghai Co. Ltd. #	147,956
196,300	China CITIC Bank Corp. Ltd. #	186,126
430,000	China Construction Bank Corp. #	451,104
1,019,753	China Everbright Bank Co. Ltd. #	621,824
660,460	China Merchants Bank Co. Ltd. #	2,542,069
1,513,855	China Minsheng Banking Corp. Ltd. #	1,827,904
410,556	Huaxia Bank Co. Ltd. #	573,126
1,381,204	Industrial & Commercial Bank of China Ltd. #	1,247,211
798,191	Industrial Bank Co. Ltd. #	2,077,585
12,700	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	25,755
549,709	Ping An Bank Co. Ltd. #	919,198
719,846	Shanghai Pudong Development Bank Co. Ltd. #	1,395,106
		18,011,700
Capital Goods: 11.1%
47,680	Aurora Optoelectronics Co. Ltd. * # §	124,947
29,500	AVIC Aero-Engine Controls Co. Ltd. #	88,679
88,600	AVIC Aircraft Co. Ltd. #	256,598
62,400	AVIC Aviation Engine Corp. Plc #	293,845
15,200	AVIC Helicopter Co. Ltd.	99,953
33,899	China Avionics Systems Co. Ltd. #	82,962
137,675	China Baoan Group Co. Ltd. #	186,418
97,824	China Communications Construction Co. Ltd. #	225,649
46,800	China CSSC Holdings Ltd. * # §	175,057
176,900	China Gezhouba Group Co. Ltd. #	276,320
126,400	China National Chemical Engineering Co. Ltd. #	129,294
33,700	China Nuclear Engineering Corp. Ltd.	60,433
294,600	China Railway Construction Corp. Ltd. #	526,209
477,408	China Railway Group Ltd. #	621,675
580,600	China Shipbuilding Industry Co. Ltd. * # §	573,358
37,900	China Spacesat Co. Ltd. #	160,697
960,391	China State Construction Engineering Corp. Ltd.	1,340,810
111,200	CITIC Heavy Industries Co. Ltd. * #	86,031
623,145	CRRC Corp. Ltd. #	912,595
22,300	CSSC Offshore and Marine Engineering Group Co. Ltd. # §	99,854
33,800	Guoxuan High-Tech Co. Ltd. #	161,215
54,700	Han’s Laser Technology Co. Ltd. #	359,138
71,300	Jiangsu Zhongnan Construction Group Co. Ltd.	67,148
137,400	Jiangsu Zhongtian Technology Co. Ltd. #	295,713
81,412	Luxshare Precision Industry Co. Ltd. #	253,368
343,000	Metallurgical Corp of China Ltd. #	264,435
93,311	NARI Technology Co. Ltd. #	231,877
293,900	Power Construction Corp. of China Ltd. #	355,434
245,200	Sany Heavy Industry Co. Ltd. #	282,560
285,048	Shanghai Construction Group Co. Ltd. #	164,452
200,900	Shanghai Electric Group Co. Ltd. * #	243,109
120,800	Shanghai Tunnel Engineering Co. Ltd. #	176,346
63,949	Shenzhen Inovance Technology Co. Ltd. #	278,371
69,889	Siasun Robot & Automation Co. Ltd. * #	224,369
101,561	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	168,800
239,707	TBEA Co. Ltd. #	356,058
310,100	Weichai Power Co. Ltd. #	349,887
269,200	XCMG Construction Machinery Co. Ltd. #	149,176
90,751	Xiamen C & D, Inc. #	159,221
130,300	Xinjiang Goldwind Science and Technology Co. Ltd. #	256,240
27,300	Zhejiang Chint Electrics Co. Ltd. #	87,820
85,053	Zhengzhou Yutong Bus Co. Ltd. #	314,737
281,300	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	189,738
		11,710,596
Commercial & Professional Services: 1.0%
68,600	Beijing Orient Landscape Co. Ltd. #	216,872
120,441	Beijing Originwater Technology Co. Ltd.	326,332
95,000	Eternal Asia Supply Chain Management Ltd. #	120,276
84,400	Jihua Group Corp. Ltd. #	106,180
21,799	Shanghai Environment Group Co. Ltd. * #	81,268
32,780	Sound Environmental Co. Ltd. #	177,415
		1,028,343
Consumer Durables & Apparel: 4.6%
308,128	Gree Electric Appliances, Inc. #	1,757,428
33,600	Guangdong Alpha Animation and Culture Co. Ltd. #	75,113
30,434	Hangzhou Robam Appliances Co. Ltd. #	193,488
50,240	Hisense Electric Co. Ltd. #	118,872
179,500	Leo Group Co. Ltd. #	81,957
289,795	Midea Group Co. Ltd. #	1,929,142
195,200	Qingdao Haier Co. Ltd. #	443,483
469,300	TCL Corp. #	251,708
		4,851,191
Consumer Services: 0.8%
62,500	China International Travel Service Corp. Ltd. #	324,813
15,700	Giant Network Group Co. Ltd.	98,163
210,220	Shenzhen Overseas Chinese Town Co. Ltd. #	258,777
46,500	Songcheng Performance Development Co. Ltd. #	131,068
		812,821
Diversified Financials: 8.6%
116,780	Anxin Trust Co. Ltd. #	222,556
287,386	AVIC Capital Co. Ltd. #	253,020
118,800	Bohai Financial Investment Holding Co. Ltd.	118,317
51,400	Central China Securities Co. Ltd.	71,373
41,300	China Galaxy Securities Co. Ltd. #	97,296
146,500	China Merchants Securities Co. Ltd. #	472,203
504,000	CITIC Securities Co. Ltd. #	1,381,076
70,700	Dongxing Securities Co. Ltd. #	195,791
125,071	Everbright Securities Co. Ltd. #	292,638
24,780	First Capital Securities Co. Ltd. #	47,264
263,550	Founder Securities Co. Ltd. * #	341,524
288,750	Guotai Junan Securities Co. Ltd. #	940,500
157,530	Guoyuan Securities Co. Ltd. #	324,847
518,136	Haitong Securities Co. Ltd. #	1,153,244
69,600	Huaan Securities Co. Ltd. #	111,319
209,204	Huatai Securities Co. Ltd. #	713,150
300,218	Industrial Securities Co. Ltd. #	382,980
199,300	Orient Securities Co. Ltd. #	482,451
436,535	Pacific Securities Co. Ltd. #	274,240
71,100	SDIC Essence Holdings Co. Ltd. #	174,556
385,338	Shenwan Hongyuan Group Co. Ltd. #	338,282
135,600	Sinolink Securities Co. Ltd. #	239,653
153,700	SooChow Securities Co. Ltd. #	282,898
180,728	Southwest Securities Co. Ltd. #	158,429
		9,069,607
Energy: 2.3%
117,376	China Merchants Energy Shipping Co. Ltd. #	87,562
673,100	China Petroleum and Chemical Corp. #	598,081
126,710	China Shenhua Energy Co. Ltd. #	400,283
200,600	Guanghui Energy Co. Ltd. #	127,200
141,580	Offshore Oil Engineering Co. Ltd. #	131,482
311,100	PetroChina Co. Ltd. #	374,361
192,107	Shaanxi Coal Industry Co. Ltd. #	255,049
100,900	Shanxi Xishan Coal and Electricity Power Co. Ltd. #	157,050
115,700	Sinopec Oilfield Service Corp. * #	54,933
318,310	Wintime Energy Co. Ltd. #	172,523
24,800	Yanzhou Coal Mining Co. Ltd. #	48,790
		2,407,314
Financials: 1.8%
212,400	Changjiang Securities Co. Ltd. #	311,635
189,556	GF Securities Co. Ltd. #	542,043
113,150	Guoyuan Securities Co. Ltd. #	240,126
89,948	Northeast Securities Co. Ltd.	139,380
188,922	Sealand Securities Co. Ltd. #	167,361
108,700	Shanxi Securities Co. Ltd. #	184,940
112,114	Western Securities Co. Ltd. #	263,253
		1,848,738
Food, Beverage & Tobacco: 7.0%
131,275	Beijing Dabeinong Technology Group Co. Ltd. #	121,714
65,700	COFCO Tunhe Co. Ltd. #	93,540
28,500	Fujian Sunner Development Co. Ltd.	65,686
63,367	Henan Shuanghui Investment and Development Co. Ltd.	237,374
389,300	Inner Mongolia Yili Industrial Group Co. Ltd. #	1,611,316
38,699	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	591,594
32,226	Kweichow Moutai Co. Ltd. #	2,510,888
44,893	Luzhou Laojiao Co. Ltd. #	379,319
22,300	Muyuan Foodstuff Co. Ltd.	124,365
135,000	New Hope Liuhe Co. Ltd. #	149,801
51,400	Shanghai Bailian Group Co. Ltd.	117,306
121,500	Wuliangye Yibin Co. Ltd. #	1,048,575
245,156	Yonghui Superstores Co. Ltd. #	294,813
		7,346,291
Health Care Equipment & Services: 0.8%
31,156	Huadong Medicine Co. Ltd. #	230,197
77,546	Meinian Onehealth Healthcare Holdings Co. Ltd. #	198,117
46,465	Searainbow Holding Corp. * # §	174,269
73,873	Shanghai Pharmaceuticals Holding Co. Ltd. #	263,967
		866,550
Insurance: 7.3%
106,711	China Life Insurance Co. Ltd. #	445,483
201,317	China Pacific Insurance Group Co. Ltd. #	1,119,755
53,376	New China Life Insurance Co. Ltd. #	455,784
693,658	Ping An Insurance Group Co. of China Ltd. #	5,663,647
		7,684,669
Materials: 7.3%
475,000	Aluminum Corporation of China Ltd. * # §	662,186
128,100	Anhui Conch Cement Co. Ltd. #	481,944
566,128	Baoshan Iron and Steel Co. Ltd. #	629,977
213,600	BBMG Corp.	204,054
158,236	Beijing Kangde Xin Composite Material Co. Ltd. #	505,333
57,450	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	263,779
101,600	Beijing Shougang Co. Ltd. * #	105,801
100,700	China Hainan Rubber Industry Group Co. Ltd. * #	97,804
169,700	China Molybdenum Co. Ltd. #	200,175
139,570	China Northern Rare Earth Group High-Tech Co. Ltd. #	339,277
272,000	Hebei Iron & Steel Co. Ltd. #	180,642
81,800	Hubei Biocause Pharmaceutical Co. Ltd. #	109,168
216,116	Inner Mongolia Junzheng Energy and Chemical Industry Co. Ltd. #	164,612
875,720	Inner Mongolian Baotou Steel Union Co. Ltd. * #	356,114
29,636	Jiangsu Bicon Pharmaceutical Listed Co. Ltd.	120,023
66,600	Jiangxi Copper Co. Ltd. #	185,821
62,000	Jinduicheng Molybdenum Co. Ltd. * #	80,097
100,500	Kingenta Ecological Engineering Group Co. Ltd. #	121,786
89,224	Qinghai Salt Lake Industry Co. Ltd. #	254,437
47,700	Shandong Gold Mining Co. Ltd. #	225,304
2,800	Shenzhen YUTO Packaging Technology Co. Ltd. #	27,022
106,700	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. #	195,120
140,305	Sinopec Shanghai Petrochemical Co. Ltd. #	133,383
38,300	Tianqi Lithium Industries, Inc. #	406,026
404,400	Tongling Nonferrous Metals Group Co. Ltd. * #	184,199
87,570	Wanhua Chemical Group Co. Ltd. #	555,492
27,700	Xiamen Tungsten Co. Ltd. #	134,287
145,800	Zhejiang Longsheng Group Co. Ltd. #	225,377
110,546	Zhongjin Gold Corp. Ltd. #	178,253
664,500	Zijin Mining Group Co. Ltd. #	386,884
		7,714,377
Media: 1.8%
56,420	Beijing Enlight Media Co. Ltd.	92,858
44,600	Beijing Gehua CATV Network Co. Ltd. #	99,092
35,829	China Film Co. Ltd.	93,089
35,300	Chinese Universe Publishing and Media Co. Ltd. #	117,753
175,750	CITIC Guoan Information Industry Co. Ltd. #	296,525
129,200	Huawen Media Investment Group Corp. #	196,125
107,054	Huayi Brothers Media Corp. #	146,139
72,600	Hunan TV & Broadcast Intermediary Co. Ltd. #	115,234
96,080	Jiangsu Broadcasting Cable Information Network Corp. Ltd. # §	152,784
84,613	Shanghai Oriental Pearl Media Co. Ltd. #	258,377
26,700	Wanda Cinema Line Co. Ltd. # §	230,778
36,730	Wasu Media Holding Co. Ltd. #	79,798
44,740	Zhejiang Huace Film and TV Co. Ltd. #	73,511
		1,952,063
Pharmaceuticals, Biotechnology: 3.9%
35,100	Beijing Tongrentang Co. Ltd. #	171,311
35,961	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	150,602
27,100	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	70,919
35,760	Hualan Biological Engineering, Inc. #	146,510
108,186	Jiangsu Hengrui Medicine Co. Ltd.	975,408
59,590	Jilin Aodong Medicine Industry Groups Co. Ltd. #	201,529
190,058	Kangmei Pharmaceutical Co. Ltd.	574,144
4,800	Shandong Buchang Pharmaceuticals Co. Ltd. #	48,976
33,600	Shandong Dong-E E-Jiao Co. Ltd. #	328,355
64,400	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	331,631
95,460	Shanghai RAAS Blood Products Co. Ltd.	298,858
41,536	Tasly Pharmaceutical Group Co. Ltd. #	219,714
33,460	Yunnan Baiyao Group Co. Ltd.	456,567
19,400	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	170,108
		4,144,632
Real Estate: 5.4%
66,100	Beijing Capital Development Co. Ltd. #	110,345
75,774	China Fortune Land Development Co. Ltd. #	354,419
151,859	China Merchants Shekou Industrial Zone Co. Ltd. #	418,211
435,900	China Vanke Co. Ltd. #	1,722,365
76,600	Financial Street Holdings Co. Ltd. #	140,675
57,800	Future Land Holdings Co. Ltd. #	155,714
144,501	Gemdale Corp. #	249,704
233,800	Greenland Holdings Corp. Ltd. #	264,683
455,604	Poly Real Estate Group Co. Ltd. #	713,577
111,400	RiseSun Real Estate Development Co. Ltd.	160,219
46,940	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	158,056
80,990	Shanghai SMI Holding Co. Ltd. * #	119,776
49,601	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. #	125,256
97,119	Suning Universal Co. Ltd. #	80,271
103,700	Sunshine City Group Co. Ltd.	109,206
275,281	Xinhu Zhongbao Co. Ltd. * #	177,858
137,574	Youngor Group Co. Ltd. #	203,114
174,300	Zhejiang China Commodities City Group Co. Ltd.	184,342
203,600	Zhongtian Urban Development Group Co. Ltd. # §	223,417
		5,671,208
Retailing: 1.1%
137,320	China Grand Automotive Services Co. Ltd. #	174,352
78,400	Liaoning Cheng Da Co. Ltd. * #	213,895
31,800	Nanjing Xinjiekou Department Store Co. Ltd. # §	184,426
238,500	Suning Commerce Group Co. Ltd. #	470,510
110,360	Wuchan Zhongda Group Co. Ltd. #	130,800
		1,173,983
Semiconductor: 0.7%
156,723	Sanan Optoelectronics Co. Ltd. #	546,137
3,100	Shenzhen Huiding Technology Co. Ltd. #	44,555
71,880	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	97,932
		688,624
Software & Services: 3.0%
71,600	Aisino Co. Ltd. #	202,705
62,220	Anhui USTC iFlytek Co. Ltd.	502,193
20,706	Beijing Shiji Information Technology Co. Ltd. #	73,356
120,673	DHC Software Co. Ltd. #	204,316
16,300	Digital China Information Service Co. Ltd. # §	43,940
164,764	East Money Information Co. Ltd. #	343,322
13,800	Hithink RoyalFlush Information Network Co. Ltd. #	129,953
16,600	Hundsun Technologies, Inc. #	127,623
15,000	Hundsun Technologies, Inc. #	115,322
155,200	Leshi Internet Information and Technology Corp. # §	357,842
55,742	Neusoft Corp. #	143,256
124,223	Ourpalm Co. Ltd. #	139,759
126,250	Shanghai 2345 Network Holding Group Co. Ltd. #	135,582
32,100	Shenzhen Kingdom Sci-Tech Co. Ltd. #	96,170
92,431	Wangsu Science and Technology Co. Ltd.	167,840
45,900	Wonders Information Co. Ltd. #	95,634
46,864	Yonyou Network Technology Co. Ltd.	166,811
22,100	Youzu Interactive Co. Ltd. #	80,556
		3,126,180
Technology Hardware & Equipment: 5.5%
94,500	Beijing Xinwei Telecom Technology Group Co. Ltd. # §	221,142
1,521,800	BOE Technology Group Co. Ltd. #	1,007,993
150,200	Dongxu Optoelectronic Technology Co. Ltd.	255,792
35,722	Fiberhome Telecommunication Technologies Co. Ltd. #	175,507
109,660	Focus Media Information Technology Co. Ltd. #	165,924
124,700	GoerTek, Inc. #	379,788
77,750	GRG Banking Equipment Co. Ltd. #	91,700
103,400	Guangzhou Haige Communications Group, Inc. Co. #	180,510
2,800	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	31,642
236,364	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,138,663
49,670	Inspur Electronic Information Industry Co. Ltd.	143,397
55,100	Jiangsu Protruly Vision Technology Group Co. Ltd. * # §	86,127
121,750	Shenzhen O-film Tech Co. Ltd. #	388,445
110,600	Suzhou Victory Precision Manufacture Co. Ltd. # §	127,288
23,300	Tongfang Guoxin Electronics Co. Ltd. #	130,478
113,900	Tsinghua Tongfang Co. Ltd. #	209,211
9,300	Tsinghua Unisplendour Co. Ltd. #	86,159
92,795	Zhejiang Dahua Technology Co. Ltd. #	336,429
152,320	ZTE Corp. * #	649,565
		5,805,760
Telecommunication Services: 0.8%
542,978	China United Network Communications Ltd. * #	606,773
72,428	Dr Peng Telecom & Media Group Co. Ltd. #	215,982
		822,755
Transportation: 2.9%
127,600	Air China Ltd. #	167,454
244,500	China COSCO Holdings Co. Ltd. * #	254,185
188,400	China Eastern Airlines Corp. Ltd. #	191,765
107,900	China High-Speed Railway Technology Co. Ltd.	146,582
203,200	China Shipping Container Lines Co. Ltd. * #	116,568
224,800	China Southern Airlines Co. Ltd. #	279,787
380,791	Daqin Railway Co. Ltd. #	502,357
217,200	Guangshen Railway Co. Ltd.	165,341
421,000	Hainan Airlines Co. Ltd.	205,843
253,067	Ningbo Port Co. Ltd. #	223,631
14,100	SF Holding Co. Ltd.	116,626
61,800	Shanghai International Airport Co. Ltd. #	353,427
207,800	Shanghai International Port Group Co. Ltd. #	209,356
15,500	Spring Airlines Co. Ltd. #	77,923
21,700	YTO Express Group Co. Ltd.	72,115
		3,082,960
Utilities: 2.5%
154,300	Beijing Capital Co. Ltd.	148,565
298,999	China National Nuclear Power Co. Ltd. #	335,759
422,600	China Yangtze Power Co. Ltd. #	958,516
755,000	GD Power Development Co. Ltd.	377,100
260,700	SDIC Power Holdings Co. Ltd.	287,878
54,806	Shanghai Electric Power Co. Ltd. #	92,184
140,900	Sichuan Chuantou Energy Co. Ltd. #	199,748
261,310	Zhejiang Zheneng Electric Power Co. Ltd.	210,320
		2,610,070
Total Common Stocks (Cost: $86,028,245)		105,490,936

Principal Amount
FOREIGN DEBT OBLIGATION: 0.0% (Cost: $17,231)
Software & Services: 0.0%
$107,000	Aisino Corp. 1.00%, 06/12/21 §	16,809
Total Investments: 100.2% (Cost: $86,045,476)		105,507,745
Liabilities in excess of other assets: (0.2)%		(158,412)
NET ASSETS: 100.0%		$105,349,333

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $96,114,438 which represents 91.2% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,709,068 which represents 3.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	11.2%	$11,850,562
Consumer Staples	7.0	7,346,291
Energy	2.3	2,407,314
Financials	34.7	36,614,714
Health Care	4.7	5,011,182
Industrials	15.0	15,821,899
Information Technology	9.1	9,637,373
Materials	7.3	7,714,377
Real Estate	5.4	5,671,208
Telecommunication Services	0.8	822,755
Utilities	2.5	2,610,070
	100.0%	$105,507,745

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$93,347	$2,967,157	$—	$3,060,504
Banks	181,340	17,830,360	—	18,011,700
Capital Goods	1,568,344	10,142,252	—	11,710,596
Commercial & Professional Services	326,332	702,011	—	1,028,343
Consumer Durables & Apparel	—	4,851,191	—	4,851,191
Consumer Services	98,163	714,658	—	812,821
Diversified Financials	189,690	8,879,917	—	9,069,607
Energy	—	2,407,314	—	2,407,314
Financials	139,380	1,709,358	—	1,848,738
Food, Beverage & Tobacco	544,731	6,801,560	—	7,346,291
Health Care Equipment & Services	—	866,550	—	866,550
Insurance	—	7,684,669	—	7,684,669
Materials	324,077	7,390,300	—	7,714,377
Media	185,947	1,766,116	—	1,952,063
Pharmaceuticals, Biotechnology	2,304,977	1,839,655	—	4,144,632
Real Estate	453,767	5,217,441	—	5,671,208
Retailing	—	1,173,983	—	1,173,983
Semiconductor	—	688,624	—	688,624
Software & Services	836,844	2,289,336	—	3,126,180
Technology Hardware & Equipment	399,189	5,406,571	—	5,805,760
Telecommunication Services	—	822,755	—	822,755
Transportation	706,507	2,376,453	—	3,082,960
Utilities	1,023,863	1,586,207	—	2,610,070
Foreign Debt Obligation	—	16,809	—	16,809
Total	$9,376,498	$96,131,247	$—	$105,507,745

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $2,476,109. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.9%
Automobiles & Components: 2.9%
42,822	Byd Co. Ltd. #	$440,345
90,958	Zhejiang Wanfeng Auto Wheel Co. Ltd. #	267,644
		707,989
Banks: 1.7%
173,132	Bank of Ningbo Co. Ltd. #	411,202
Capital Goods: 11.9%
68,900	AVIC Electromechanical Systems Co. Ltd.	123,142
49,100	Beijing SPC Environmental Protection Tech Co. Ltd. #	161,296
35,805	Eve Energy Co. Ltd. #	136,352
35,600	Guoxuan High-Tech Co. Ltd. #	169,800
65,000	Han’s Laser Technology Co. Ltd. #	426,764
95,100	Jiangxi Special Electric Motor Co. Ltd. #	208,491
101,709	Luxshare Precision Industry Co. Ltd. #	316,536
46,300	Shenwu Environmental Technology Co. Ltd. # §	168,286
79,090	Shenzhen Inovance Technology Co. Ltd. #	344,280
93,422	Siasun Robot & Automation Co. Ltd. * #	299,918
104,849	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	174,264
162,070	Xinjiang Goldwind Science and Technology Co. Ltd. #	318,716
		2,847,845
Commercial & Professional Services: 3.5%
84,700	Beijing Orient Landscape Co. Ltd. #	267,771
114,663	Beijing Originwater Technology Co. Ltd.	310,676
109,597	BlueFocus Communication Group Co. Ltd. #	121,705
111,800	Eternal Asia Supply Chain Management Ltd. #	141,545
		841,697
Consumer Durables & Apparel: 3.3%
43,000	Guangdong Alpha Animation and Culture Co. Ltd. #	96,127
36,280	Hangzhou Robam Appliances Co. Ltd. #	230,670
64,151	NavInfo Co. Ltd. #	247,755
39,793	Suofeiya Home Collection Co. Ltd. #	226,404
		800,956
Consumer Services: 1.3%
28,980	Giant Network Group Co. Ltd.	181,194
50,721	Songcheng Performance Development Co. Ltd. #	142,966
		324,160
Diversified Financials: 4.8%
159,980	First Capital Securities Co. Ltd. #	305,134
137,481	Guoyuan Securities Co. Ltd. #	283,503
124,000	Shanxi Securities Co. Ltd. #	210,971
145,010	Western Securities Co. Ltd. #	340,495
		1,140,103
Energy: 0.9%
55,110	Cangzhou Mingzhu Plastic Co. Ltd. #	122,219
37,918	Yantai Jereh Oilfield Services Group Co. Ltd. #	88,665
		210,884
Food, Beverage & Tobacco: 7.2%
163,675	Beijing Dabeinong Technology Group Co. Ltd. #	151,755
285,788	Guangdong Wens Foodstuffs Group Co. Ltd. #	925,397
42,238	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	645,695
		1,722,847
Health Care Equipment & Services: 3.2%
43,920	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	135,560
68,896	Lepu Medical Technology Beijing Co. Ltd.	222,742
88,600	Meinian Onehealth Healthcare Holdings Co. Ltd. #	226,461
84,679	Shanghai Kingstar Winning Software Co. Ltd. #	98,355
23,720	Zhejiang Dian Diagnostics Co. Ltd. #	91,448
		774,566
Materials: 12.6%
173,495	Beijing Kangde Xin Composite Material Co. Ltd. #	554,063
66,899	Beijing Sanju Environmental Protection and New Material Co. Ltd. #	307,163
42,300	Do-Fluoride Chemicals Co. Ltd. #	167,407
217,676	GEM Co. Ltd. #	284,077
11,900	Guangzhou Tinci Materials Technology Co. Ltd. #	95,795
97,700	Huapont-Nutrichem Co. Ltd. #	113,004
38,200	Jiangxi Ganfeng Lithium Co. Ltd. #	503,072
112,200	Kingenta Ecological Engineering Group Co. Ltd. #	135,964
98,744	Org Packaging Co. Ltd. * #	96,425
48,200	Tianqi Lithium Industries, Inc. #	510,978
87,100	Xinjiang Zhongtai Chemical Co. Ltd. #	202,638
22,800	Zhejiang Transfar Co. Ltd.	49,771
		3,020,357
Media: 3.6%
20,881	Baofeng Group Co. Ltd. # §	73,988
72,010	Beijing Enlight Media Co. Ltd.	118,517
96,015	Guangdong Advertising Co. Ltd. #	100,556
123,691	Huayi Brothers Media Corp. #	168,850
36,300	Wanda Cinema Line Co. Ltd. # §	313,755
53,246	Zhejiang Huace Film and TV Co. Ltd. #	87,487
		863,153
Pharmaceuticals, Biotechnology: 4.8%
31,998	Beijing SL Pharmaceutical Co. Ltd. #	130,831
38,780	Da An Gene Co. Ltd. Sun Yat-Sen University #	117,141
33,400	Guizhou Bailing Group Pharmaceutical Co. Ltd. #	87,406
41,560	Hualan Biological Engineering, Inc. #	170,273
73,763	Shanghai RAAS Blood Products Co. Ltd.	230,931
27,540	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	128,071
53,798	Sichuan Kelun Pharmaceutical Co. Ltd. #	147,594
38,100	Zhejiang NHU Co. Ltd. #	146,800
		1,159,047
Real Estate: 0.8%
135,000	RiseSun Real Estate Development Co. Ltd.	194,161
Retailing: 2.2%
263,537	Suning Commerce Group Co. Ltd. #	519,903
Semiconductor: 1.8%
45,256	Nationz Technologies, Inc. #	108,035
235,220	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. # §	320,474
		428,509
Software & Services: 14.0%
76,500	Anhui USTC iFlytek Co. Ltd.	617,451
37,000	Beijing Kunlun Tech Co. Ltd. #	147,172
24,990	Beijing Shiji Information Technology Co. Ltd. #	88,533
70,700	Beijing Sinnet Technology Co. Ltd. #	148,579
92,981	Beijing Ultrapower Software Co. Ltd.	105,752
130,958	DHC Software Co. Ltd. #	221,729
223,942	East Money Information Co. Ltd. #	466,633
32,300	Hangzhou Shunwang Technology Co. Ltd. #	93,458
14,800	Hithink RoyalFlush Information Network Co. Ltd. #	139,370
222,696	Leshi Internet Information and Technology Corp. # §	513,467
162,840	Ourpalm Co. Ltd. #	183,206
147,670	Shanghai 2345 Network Holding Group Co. Ltd. #	158,586
40,000	Venustech Group, Inc. #	133,378
117,150	Wangsu Science and Technology Co. Ltd.	212,726
55,400	Wonders Information Co. Ltd. #	115,428
		3,345,468
Technology Hardware & Equipment: 19.4%
81,800	Chaozhou Three-Circle Group Co. Ltd. #	302,886
30,470	China Aviation Optical-Electrical Technology Co. Ltd. #	170,735
199,600	Focus Media Information Technology Co. Ltd. #	302,011
148,516	GoerTek, Inc. #	452,323
82,839	GRG Banking Equipment Co. Ltd. #	97,702
120,700	Guangzhou Haige Communications Group, Inc. Co. #	210,712
241,150	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,161,720
36,980	Lens Technology Co. Ltd. #	160,273
143,062	Shenzhen O-film Tech Co. Ltd. #	456,441
58,201	Shenzhen Sunway Communication Co. Ltd. #	368,020
178,600	Suzhou Victory Precision Manufacture Co. Ltd. # §	205,548
29,100	Tongfang Guoxin Electronics Co. Ltd. #	162,958
39,900	Zhejiang Crystal-Optech Co. Ltd. #	153,390
119,605	Zhejiang Dahua Technology Co. Ltd. #	433,628
		4,638,347
Transportation: 0.4%
11,100	SF Holding Co. Ltd.	91,812
Utilities: 0.6%
45,400	Beijing Water Business Doctor Co. Ltd.	135,646
Total Common Stocks (Cost: $18,655,786)		24,178,652
Liabilities in excess of other assets: (0.9)%		(216,316)
NET ASSETS: 100.0%		$23,962,336

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,584,131 which represents 90.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $1,595,518 which represents 6.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	13.3%	$3,216,161
Consumer Staples	7.1	1,722,847
Energy	0.9	210,884
Financials	6.4	1,551,305
Health Care	8.0	1,933,613
Industrials	15.6	3,781,354
Information Technology	34.8	8,412,324
Materials	12.5	3,020,357
Real Estate	0.8	194,161
Utilities	0.6	135,646
	100.0%	$24,178,652

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$707,989	$—	$707,989
Banks	—	411,202	—	411,202
Capital Goods	123,142	2,724,703	—	2,847,845
Commercial & Professional Services	310,676	531,021	—	841,697
Consumer Durables & Apparel	—	800,956	—	800,956
Consumer Services	181,194	142,966	—	324,160
Diversified Financials	—	1,140,103	—	1,140,103
Energy	—	210,884	—	210,884
Food, Beverage & Tobacco	—	1,722,847	—	1,722,847
Health Care Equipment & Services	222,742	551,824	—	774,566
Materials	49,771	2,970,586	—	3,020,357
Media	118,517	744,636	—	863,153
Pharmaceuticals, Biotechnology	230,931	928,116	—	1,159,047
Real Estate	194,161	—	—	194,161
Retailing	—	519,903	—	519,903
Semiconductor	—	428,509	—	428,509
Software & Services	935,929	2,409,539	—	3,345,468
Technology Hardware & Equipment	—	4,638,347	—	4,638,347
Transportation	91,812	—	—	91,812
Utilities	135,646	—	—	135,646
Total	$2,594,521	$21,584,131	$—	$24,178,652

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $2,213,291. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Banks: 8.1%
1,043,250	Commercial International Bank Egypt SAE (GDR) Reg S	$4,741,571
Capital Goods: 5.4%
529,177	El Sewedy Electric Co.	3,146,579
Consumer Durables & Apparel: 3.4%
1,858,280	Oriental Weavers	1,994,098
Diversified Financials: 16.0%
1,459,290	Egyptian Financial Group-Hermes Holding Co. (GDR) † Reg S	3,443,924
5,919,588	Egyptian Kuwaiti Holding Co. (USD) #	4,015,109
3,791,346	Pioneers Holding *	1,875,266
		9,334,299
Energy: 3.6%
164,735	ADES International Holding Ltd. (USD) * † # Reg S 144A	2,084,067
Food, Beverage & Tobacco: 11.1%
1,404,747	Arabian Food Industries Co. DOMTY *	728,240
230,012	Eastern Tobacco #	3,897,272
3,945,366	Juhayna Food Industries * #	1,869,624
		6,495,136
Health Care Equipment & Services: 2.7%
385,907	Integrated Diagnostics Holdings Plc (USD) Reg S 144A	1,539,769
Materials: 13.5%
2,601,400	Alexandria Mineral Oils Co.	1,752,445
1,305,600	Cenatamin Plc (GBP) #	2,539,522
1,853,199	Ezz Steel * #	1,930,897
1,432,714	Sidi Kerir Petrochemcials Co. #	1,653,160
		7,876,024
Real Estate: 22.8%
17,597,822	Amer Group Holding *	378,877
5,738,790	Emaar Misr for Development SAE *	1,069,723
1,214,473	Heliopolis Housing	1,923,890
4,346,898	Medinet Nasr Housing	2,465,295
11,927,038	Palm Hills Developments SAE * #	2,193,422
2,168,507	Six of October Development & Investment Co. *	1,787,636
6,730,098	Talaat Moustafa Group #	3,492,283
		13,311,126
Telecommunication Services: 13.0%
11,204,197	Orascom Telecom Holding SAE * #	4,074,232
24,540,655	Orascom Telecom Media and Technology Holding SAE	1,070,612
3,327,545	Telecom Egypt #	2,446,922
		7,591,766
Total Common Stocks (Cost: $54,131,450)		58,114,435
MONEY MARKET FUND: 0.2% (Cost: $103,529)
103,529	Dreyfus Government Cash Management Fund - Institutional Shares	103,529
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $54,234,979)		58,217,964

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $134,937)
Repurchase Agreement: 0.3%
$134,937	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.05%, due 10/2/17, proceeds $134,949; (collateralized by various U.S. government and agency obligations, 0.88% to 5.25%, due 9/15/19 to 2/15/29, valued at $137,636 including accrued interest)	134,937
Total Investments: 100.1% (Cost: $54,369,916)		58,352,901
Liabilities in excess of other assets: (0.1)%		(30,636)
NET ASSETS: 100.0%		$58,322,265

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $132,360.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,196,510 which represents 51.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,623,836, or 6.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.4%	$1,994,098
Consumer Staples	11.2	6,495,136
Energy	3.6	2,084,067
Financials	24.2	14,075,870
Health Care	2.6	1,539,769
Industrials	5.4	3,146,579
Materials	13.5	7,876,024
Real Estate	22.9	13,311,126
Telecommunication Services	13.0	7,591,766
Money Market Fund	0.2	103,529
	100.0%	$58,217,964

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$4,741,571	$—	$—	$4,741,571
Capital Goods	3,146,579	—	—	3,146,579
Consumer Durables & Apparel	1,994,098	—	—	1,994,098
Diversified Financials	5,319,190	4,015,109	—	9,334,299
Energy	—	2,084,067	—	2,084,067
Food, Beverage & Tobacco	728,240	5,766,896	—	6,495,136
Health Care Equipment & Services	1,539,769	—	—	1,539,769
Materials	1,752,445	6,123,579	—	7,876,024
Real Estate	7,625,421	5,685,705	—	13,311,126
Telecommunication Services	1,070,612	6,521,154	—	7,591,766
Money Market Fund	103,529	—	—	103,529
Repurchase Agreement	—	134,937	—	134,937
Total	$28,021,454	$30,331,447	$—	$58,352,901

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $6,921,232 and transfers from Level 2 to Level 1 were $11,091,829. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments

See Notes to Schedules of Investments

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Automobiles & Components: 2.4%
1,327,319	Amtek Auto Ltd. * #	$470,300
58,661	Atul Auto Ltd. #	418,886
184,731	Ceat Ltd. #	4,857,501
606,339	JK Tyre & Industries Ltd. #	1,365,620
		7,112,307
Banks: 8.4%
1,604,406	Allahabad Bank * #	1,615,703
1,944,378	Andhra Bank * #	1,668,895
1,665,891	Dena Bank * #	784,704
1,679,430	Development Credit Bank Ltd. #	4,675,980
2,734,255	Indian Overseas Bank * #	930,601
2,915,265	Jammu & Kashmir Bank Ltd. * #	3,285,838
1,542,464	Karnataka Bank Ltd. #	3,348,927
427,296	Lakshmi Vilas Bank Ltd. #	949,890
771,179	Oriental Bank of Commerce * #	1,410,042
9,848,246	South Indian Bank Ltd. #	4,258,393
1,612,066	Syndicate Bank * #	1,540,994
1,563,604	UCO Bank * #	716,187
		25,186,154
Capital Goods: 16.8%
111,328	BEML Ltd. #	2,706,661
192,909	BGR Energy Systems Ltd. * #	386,757
2,513,215	Crompton Greaves Ltd. * #	3,036,067
655,368	Escorts Ltd. #	6,634,513
408,852	Finolex Cables Ltd. #	3,399,008
34,841	Force Motors Ltd. #	2,009,994
5,516,395	Hindustan Construction Co. Ltd. * #	2,901,190
346,064	Inox Wind Ltd. * #	569,582
3,075,398	Jain Irrigation Systems Ltd. #	4,463,853
12,192,510	Jaiprakash Associates Ltd. * #	3,358,418
687,273	KEC International Ltd. #	3,235,997
415,951	KEI Industries Ltd. #	2,074,710
657,141	Kushal Tradelink Ltd.	1,220,822
197,670	LEEL Electricals Ltd. #	873,894
3,839,268	Nagarjuna Construction Co. Ltd. #	4,888,428
92,400	Nissei ASB Machine Co Ltd. #	3,718,106
419,693	Patel Engineering Ltd. * #	473,447
985,899	Pipavav Defence & Offshore Engineering Co. Ltd. * #	796,090
480,600	Praj Industries Ltd. #	502,842
38,781	Rushil Decor Ltd. #	574,895
66,090	SML Isuzu Ltd. #	894,159
587,063	Texmaco Rail & Engineering Ltd. #	889,832
308,620	Titagarh Wagons Ltd. #	570,749
		50,180,014
Consumer Durables & Apparel: 6.7%
271,101	Bajaj Electricals Ltd. #	1,467,950
552,128	Bombay Dyeing & Manufacturing Co. Ltd. #	1,493,383
263,205	Himatsingka Seide Ltd. #	1,328,537
57,546	Hitachi Home & Life Solutions India Ltd. #	1,777,326
527,707	Indo Count Industries Ltd. #	800,672
177,774	Kitex Garments Ltd. #	576,077
321,613	Mirza International Ltd. #	782,990
164,089	Raymond Ltd. #	2,043,852
4,332,623	Sintex Industries Ltd. #	1,779,709
652,971	Swan Energy Ltd. #	1,387,892
1,362,299	Trident Ltd. #	2,043,246
31,120	TTK Prestige Ltd. #	2,985,158
377,783	VIP Industries Ltd. #	1,448,417
		19,915,209
Consumer Services: 2.8%
226,625	Aptech Ltd. #	983,425
1,298,085	Chennai Super Kings Cricket Ltd. * # § ∞ ø	11,178
963,687	Cox & Kings Ltd. #	4,085,379
714,058	Delta Corp. Ltd. #	2,129,092
34,828	Kaya Ltd. * #	459,180
151,043	Wonderla Holidays Ltd.	799,612
		8,467,866
Consumer, Cyclical: 0.2%
333,543	Kesoram Industries Ltd. * #	639,459
Diversified Financials: 5.5%
242,756	Credit Analysis & Research Ltd. #	5,069,856
8,145,709	IFCI Ltd. * #	2,885,532
136,334	Multi Commodity Exchange of India Ltd. #	2,171,054
1,717,012	PTC India Financial Services Ltd. #	975,677
306,616	Repco Home Finance Ltd. #	2,957,622
1,456,972	SREI Infrastructure Finance Ltd. #	2,293,085
		16,352,826
Energy: 1.7%
156,028	Aban Offshore Ltd. * #	435,537
398,084	Chennai Petroleum Corp. Ltd. #	2,461,137
85,545	Deep Industries Ltd. #	288,509
850,107	Gujarat Mineral Development Corp. Ltd. #	1,804,811
		4,989,994
Food, Beverage & Tobacco: 7.3%
8,585,960	Bajaj Hindusthan Ltd. * #	1,793,106
1,446,425	Balrampur Chini Mills Ltd. #	3,570,614
177,474	Dhampur Sugar Mills Ltd. #	703,804
503,385	Dwarikesh Sugar Industries Ltd. #	482,339
4,444,330	Future Consumer Enterprise Ltd. * #	4,080,675
353,825	Kaveri Seed Co. Ltd. #	2,804,670
305,598	Manpasand Beverages Ltd. #	2,188,644
487,679	McLeod Russel India Ltd. #	1,223,797
163,198	Prabhat Dairy Ltd. # Reg S	314,884
592,753	Radico Khaitan Ltd. #	1,515,303
4,843,267	Shree Renuka Sugars Ltd. * #	1,027,878
689,563	Triveni Engineering & Industries Ltd. #	903,125
37,660	Venky’s India Ltd. #	1,157,558
		21,766,397
Health Care Equipment & Services: 1.0%
716,952	Max India Ltd. * #	1,531,134
143,619	Thyrocare Technologies Ltd. # Reg S 144A	1,503,534
		3,034,668
Household & Personal Products: 0.5%
356,243	Eveready Industries India Ltd. * #	1,614,985
Materials: 15.4%
298,420	Advanced Enzyme Technologies Ltd. # Reg S	1,154,020
106,317	Andhra Pradesh Paper Mills *	468,677
52,184	Astec Lifesciences Ltd. #	480,390
79,295	Atul Ltd. #	2,901,982
291,676	Bodal Chemicals Ltd. #	721,792
593,934	Century Plyboards India Ltd. #	2,269,765
1,112,547	Chambal Fertilizers & Chemicals Ltd. #	2,402,270
473,047	EID Parry India Ltd. #	2,490,261
265,848	GHCL Ltd. #	858,577
415,480	Gujarat Narmada Valley Fertilizers Co. Ltd. #	1,932,336
1,372,969	India Cements Ltd. #	3,630,947
536,679	Jai Corp. Ltd. #	891,973
1,068,496	Jindal Saw Ltd. #	1,841,914
314,567	JK Lakshmi Cement Ltd. #	1,871,184
116,697	Kalyani Steels Ltd. #	696,559
679,857	Meghmani Organics Ltd. #	828,956
711,370	MOIL Ltd. #	2,078,585
46,148	Monsanto India Ltd. #	1,731,432
546,442	National Fertilizers Ltd. #	498,763
39,892	Nilkamal Ltd. #	948,005
438,802	NOCIL Ltd. #	959,400
92,142	Phillips Carbon Black Ltd. #	1,138,414
899,151	Rain Industries Ltd. #	2,426,951
519,872	Rallis India Ltd. #	1,659,465
1,229,020	Rashtriya Chemicals & Fertilizers Ltd. #	1,664,884
386,614	SH Kelkar & Co. Ltd. # Reg S 144A	1,491,091
190,939	Sharda Cropchem Ltd. #	1,296,049
185,065	Sudarshan Chemical Industries #	1,055,405
67,602	Tata Metaliks Ltd. #	683,513
41,169	Tata Sponge Iron Ltd. #	535,167
27,371	Thirumalai Chemicals Ltd. #	619,461
856,741	Welspun Corp. Ltd. #	1,740,915
		45,969,103
Media: 4.9%
915,891	DEN Networks Ltd. * #	1,260,684
252,493	Eros International Media Ltd. * #	815,631
143,250	Eros International Plc (USD) *	2,048,475
225,485	GTPL Hathway Ltd. Reg S 144A	474,823
152,524	Music Broadcast Ltd. * # Reg S	883,757
260,304	PVR Ltd. #	4,808,147
93,135	S Chand and Co. Ltd. #	650,679
172,761	TV Today Network Ltd. #	925,065
4,582,988	TV18 Broadcast Ltd. * #	2,729,681
		14,596,942
Pharmaceuticals, Biotechnology: 3.2%
390,634	Bliss Gvs Pharma Ltd. #	954,691
611,791	Granules India Ltd. #	1,063,460
491,889	Ipca Laboratories Ltd.	3,672,224
226,749	JB Chemicals & Pharmaceuticals Ltd. #	970,175
2,234,024	Marksans Pharma Ltd. #	1,456,155
567,106	Suven Life Sciences Ltd. #	1,538,145
		9,654,850
Real Estate: 3.2%
1,216,189	Anant Raj Industries Ltd. #	1,026,726
650,302	DB Realty Ltd. * #	355,172
2,610,495	Housing Development & Infrastructure Ltd. * #	2,265,459
488,947	OMAXE Ltd. #	1,472,868
353,995	Sobha Developers Ltd. #	2,109,620
23,007,716	Unitech Ltd. * #	2,436,292
		9,666,137
Retailing: 1.7%
1,158,765	Future Retail Ltd. #	907,337
1,451,019	Infibeam Incorporation Ltd. * #	2,860,775
61,083	Shankara Building Products Ltd. #	1,337,789
		5,105,901
Software & Services: 6.2%
81,583	8K Miles Software Services Ltd. #	471,636
273,879	BLS International Services Ltd. #	1,039,090
1,822,864	Firstsource Solutions Ltd. * #	1,163,394
1,043,251	HCL Infosystems Ltd. * #	759,773
333,982	Intellect Design Arena Ltd. * #	610,457
333,200	Just Dial Ltd. * #	1,900,356
1,561,918	KPIT Cummins Infosystems Ltd. #	2,895,444
62,911	Majesco Ltd. #	412,617
905,532	NIIT Ltd. * #	1,374,471
335,099	NIIT Technologies Ltd. #	2,787,173
296,030	Polaris Software Lab Ltd. * #	1,014,119
171,999	Quick Heal Technologies Ltd. # Reg S 144A	471,570
899,809	Rolta India Ltd. * #	726,802
356,181	Take Solutions Ltd. #	837,139
166,483	Tata Elxsi Ltd. #	2,076,399
		18,540,440
Technology Hardware & Equipment: 2.1%
231,538	Astra Microwave Products Ltd. #	445,384
1,915,135	Redington India Ltd. #	4,582,535
239,388	Tejas Networks Ltd. * # Reg S 144A	1,090,031
		6,117,950
Telecommunication Services: 1.9%
6,764,489	Himachal Futuristic Communications Ltd. * #	2,503,176
1,684,175	Mahanagar Telephone Nigam Ltd. * #	509,241
9,426,180	Reliance Communications Ltd. * #	2,772,672
		5,785,089
Transportation: 5.3%
65,496	Dredging Corp. of India Ltd. #	553,274
690,322	Gateway Distriparks Ltd. #	2,415,608
262,972	Gati Ltd. #	430,857
8,091,578	GVK Power & Infrastructure Ltd. * #	1,452,388
303,679	Jet Airways India Ltd. * #	2,241,915
1,984,127	Mercator Lines Ltd. #	1,130,470
381,233	Navkar Corp. Ltd. * # Reg S 144A	1,066,720
1,141,449	Shipping Corp of India Ltd. * #	1,568,572
446,675	Snowman Logistics Ltd. * #	342,085
1,602,506	SpiceJet Ltd. * #	3,145,282
243,921	VRL Logistics Ltd. #	1,358,314
		15,705,485
Utilities: 2.6%
40,584	Azure Power Global Ltd. (USD) *	645,286
100,697	BF Utilities Ltd. * #	608,366
1,978,293	PTC India Ltd. #	3,729,016
297,884	VA Tech Wabag Ltd. #	2,693,279
		7,675,947
Total Common Stocks (Cost: $244,695,686)		298,077,723
MONEY MARKET FUND: 1.5% (Cost: $4,407,036)
4,407,036	Dreyfus Government Cash Management Fund - Institutional Shares	4,407,036
Total Investments: 101.3% (Cost: $249,102,722)		302,484,759
Liabilities in excess of other assets: (1.3)%		(3,774,863)
NET ASSETS: 100.0%		$298,709,896

USD	United States Dollar

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $288,747,804 which represents 96.7% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $11,178, or 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $11,178 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,097,769, or 2.0% of net assets.

Restricted securities held by the Fund as of September 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$11,178	0.0%

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	18.2%	$54,930,347
Consumer Staples	7.7	23,381,382
Energy	1.6	4,989,994
Financials	13.7	41,538,980
Health Care	4.2	12,689,518
Industrials	22.3	67,401,202
Information Technology	8.2	24,658,390
Materials	15.2	45,969,103
Real Estate	3.2	9,666,137
Telecommunication Services	1.9	5,785,089
Utilities	2.3	7,067,581
Money Market Fund	1.5	4,407,036
	100.0%	$302,484,759

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$7,112,307	$—	$7,112,307
Banks	—	25,186,154	—	25,186,154
Capital Goods	1,220,822	48,959,192	—	50,180,014
Consumer Durables & Apparel	—	19,915,209	—	19,915,209
Consumer Services	799,612	7,657,076	11,178	8,467,866
Consumer, Cyclical	—	639,459	—	639,459
Diversified Financials	—	16,352,826	—	16,352,826
Energy	—	4,989,994	—	4,989,994
Food, Beverage & Tobacco	—	21,766,397	—	21,766,397
Health Care Equipment & Services	—	3,034,668	—	3,034,668
Household & Personal Products	—	1,614,985	—	1,614,985
Materials	468,677	45,500,426	—	45,969,103
Media	2,523,298	12,073,644	—	14,596,942
Pharmaceuticals, Biotechnology	3,672,224	5,982,626	—	9,654,850
Real Estate	—	9,666,137	—	9,666,137
Retailing	—	5,105,901	—	5,105,901
Software & Services	—	18,540,440	—	18,540,440
Technology Hardware & Equipment	—	6,117,950	—	6,117,950
Telecommunication Services	—	5,785,089	—	5,785,089
Transportation	—	15,705,485	—	15,705,485
Utilities	645,286	7,030,661	—	7,675,947
Money Market Fund	4,407,036	—	—	4,407,036
Total	$13,736,955	$288,736,626	$11,178	$302,484,759

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $1,670,008 and transfers from Level 2 to Level 1 were $385,764. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

	Common Stocks
	Consumer Services	Materials
Balance as of December 31, 2016	$21,517	$43,410
Realized gain (loss)	—	1,188
Net change in unrealized appreciation (depreciation)	(10,339)	550
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	(45,148)
Balance as of September 30, 2017	$11,178	$—

See Notes to Schedules of Investments

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Automobiles & Components: 7.0%
7,932,200	Astra International Tbk PT #	$4,657,050
Banks: 28.5%
3,753,200	Bank Central Asia Tbk PT #	5,659,567
8,216,502	Bank Mandiri Persero Tbk PT #	4,106,030
5,888,032	Bank Negara Indonesia Persero Tbk PT #	3,237,689
3,658,800	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT #	706,663
3,881,200	Bank Rakyat Indonesia Tbk PT #	4,406,400
3,262,100	Bank Tabungan Negara Tbk PT #	764,001
		18,880,350
Capital Goods: 1.8%
2,339,468	Pembangunan Perumahan Persero Tbk PT #	401,819
3,554,088	Waskita Karya Persero Tbk PT #	469,016
2,417,645	Wijaya Karya Persero Tbk PT #	321,799
		1,192,634
Diversified Financials: 1.7%
1,405,250	First Pacific Company Ltd. (HKD) #	1,123,636
Energy: 9.4%
12,316,000	Adaro Energy Tbk PT #	1,671,842
3,458,397	Banpu PCL (NVDR) (THB) #	1,828,774
1,148,969	United Tractors Tbk PT #	2,732,048
		6,232,664
Food, Beverage & Tobacco: 11.6%
5,556,300	Charoen Pokphand Indonesia Tbk PT #	1,131,450
366,000	First Resources Ltd. (SGD) #	510,033
3,824,700	Golden Agri-Resources Ltd. (SGD) #	1,058,115
355,600	Gudang Garam Tbk PT #	1,738,024
1,706,300	Indofood Cbp Sukses Makmur Tbk PT #	1,106,189
3,380,900	Indofood Sukses Makmur Tbk PT #	2,117,169
		7,660,980
Health Care Equipment & Services: 1.0%
4,482,097	Mitra Keluarga Karyasehat Tbk PT # Reg S	676,185
Household & Personal Products: 4.8%
881,400	Unilever Indonesia Tbk PT #	3,205,554
Materials: 5.6%
1,417,400	Indocement Tunggal Prakarsa Tbk PT #	1,991,124
2,238,200	Semen Gresik Persero Tbk PT #	1,684,310
		3,675,434
Media: 1.1%
4,391,400	Surya Citra Media Tbk PT #	714,180
Pharmaceuticals, Biotechnology: 3.2%
16,966,000	Kalbe Farma Tbk PT #	2,099,110
Real Estate: 6.2%
7,114,400	Bumi Serpong Damai Tbk PT #	935,800
9,004,595	Ciputra Development Tbk PT #	799,389
49,102,800	Hanson International Tbk PT *	455,702
11,196,300	Lippo Karawaci Tbk PT #	602,836
16,318,300	Pakuwon Jati Tbk PT #	740,319
6,888,100	Summarecon Agung Tbk PT #	545,480
		4,079,526
Retailing: 5.1%
76,088	Jardine Cycle & Carriage Ltd. (SGD) #	2,211,726
1,640,300	Matahari Department Store Tbk PT #	1,130,211
		3,341,937
Telecommunication Services: 9.9%
150,165	Telekomunikasi Indonesia Tbk PT (ADR) †	5,150,660
1,326,000	Tower Bersama Infrastructure Tbk PT #	647,525
2,798,475	XL Axiata Tbk PT * #	777,555
		6,575,740
Transportation: 1.1%
1,676,750	Jasa Marga Persero Tbk PT #	696,968
Utilities: 1.4%
8,027,300	Perusahaan Gas Negara Tbk PT #	939,455
Total Common Stocks (Cost: $76,804,743)		65,751,403
REAL ESTATE INVESTMENT TRUST: 0.6% (Cost: $404,566)
Real Estate: 0.6%
1,261,300	Lippo Malls Indonesia Retail Trust (SGD)	399,395
MONEY MARKET FUND: 0.2% (Cost: $132,356)
132,356	Dreyfus Government Cash Management Fund - Institutional Shares	132,356
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $77,341,665)		66,283,154

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.0% (Cost: $28,168)
Repurchase Agreement: 0.0%
$28,168	Repurchase agreement dated 9/29/17 with RBC Capital Markets LLC, 1.04%, due 10/2/17, proceeds $28,170; (collateralized by various U.S. government and agency obligations, 0.00% to 3.88%, due 2/22/18 to 9/9/49, valued at $28,731 including accrued interest)	28,168
Total Investments: 100.2% (Cost: $77,369,833)		66,311,322
Liabilities in excess of other assets: (0.2)%		(138,472)
NET ASSETS: 100.0%		$66,172,850

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar
THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,200.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $60,145,041 which represents 90.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	13.1%	$8,713,167
Consumer Staples	16.4	10,866,534
Energy	9.4	6,232,664
Financials	30.2	20,003,986
Health Care	4.2	2,775,295
Industrials	2.9	1,889,602
Materials	5.5	3,675,434
Real Estate	6.8	4,478,921
Telecommunication Services	9.9	6,575,740
Utilities	1.4	939,455
Money Market Fund	0.2	132,356
	100.0%	$66,283,154

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$4,657,050	$—	$4,657,050
Banks	—	18,880,350	—	18,880,350
Capital Goods	—	1,192,634	—	1,192,634
Diversified Financials	—	1,123,636	—	1,123,636
Energy	—	6,232,664	—	6,232,664
Food, Beverage & Tobacco	—	7,660,980	—	7,660,980
Health Care Equipment & Services	—	676,185	—	676,185
Household & Personal Products	—	3,205,554	—	3,205,554
Materials	—	3,675,434	—	3,675,434
Media	—	714,180	—	714,180
Pharmaceuticals, Biotechnology	—	2,099,110	—	2,099,110
Real Estate	455,702	3,623,824	—	4,079,526
Retailing	—	3,341,937	—	3,341,937
Telecommunication Services	5,150,660	1,425,080	—	6,575,740
Transportation	—	696,968	—	696,968
Utilities	—	939,455	—	939,455
Real Estate Investment Trust
Real Estate	399,395	—	—	399,395
Money Market Fund	132,356	—	—	132,356
Repurchase Agreement	—	28,168	—	28,168
Total	$6,138,113	$60,173,209	$—	$66,311,322

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $1,338,126. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Banks: 14.2%
291,217	Bank Hapoalim BM #	$2,039,098
396,941	Bank Leumi Le-Israel BM #	2,110,865
14,579	First International Bank of Israel Ltd.	272,340
323,084	Israel Discount Bank Ltd. * #	815,363
49,098	Mizrahi Tefahot Bank Ltd. #	881,097
		6,118,763
Capital Goods: 4.3%
9,152	Arotech Corp. (USD) * †	38,438
6,696	Caesarstone Sdot-Yam Ltd. (USD) *	199,541
12,031	Discount Investment Corp. † #	46,733
6,363	Elbit Systems Ltd. #	936,080
3,436	Elco Holdings Ltd. #	68,253
516	Electra Ltd. #	115,573
23,020	Inrom Construction Industries Ltd. † #	99,978
8,178	Kornit Digital Ltd. (USD) *	125,123
28,016	Shapir Engineering and Industry Ltd. #	96,675
61,440	Shikun & Binui Ltd. #	150,657
		1,877,051
Commercial & Professional Services: 0.1%
65,192	Fluence Corp. Ltd. (AUD) * #	34,374
Consumer Durables & Apparel: 1.7%
49,571	Avgol Industries 1953 Ltd.	60,985
2,816	Delta-Galil Industries Ltd. #	89,003
3,337	Electra Consumer Products Ltd. #	67,263
2,425	Fox Wizel Ltd. #	48,789
13,748	Maytronics Ltd. #	64,434
5,766	SodaStream International Ltd. (USD) *	383,151
		713,625
Consumer Services: 0.4%
53,466	888 Holdings Plc (GBP)	184,209
Diversified Financials: 0.7%
10,574	Meitav DS Investments Ltd. #	37,408
22,683	Plus500 Ltd. (GBP)	272,981
		310,389
Energy: 4.0%
544	Delek Energy Systems Ltd. #	250,162
1,296	Delek Group Ltd. #	244,548
15,731	Delek US Holdings, Inc. (USD)	420,490
2,883	Jerusalem Oil Exploration * #	154,025
395,701	Oil Refineries Ltd. #	198,298
2,852	Paz Oil Co. Ltd. #	470,142
		1,737,665
Food & Staples Retailing: 0.7%
2,319	Rami Levi Chain Stores Hashikma Marketing Ltd. #	118,664
28,518	Shufersal Ltd. #	167,857
		286,521
Food, Beverage & Tobacco: 0.6%
531	Neto ME Holdings Ltd.	51,092
11,641	Strauss Group Ltd. #	219,060
		270,152
Health Care Equipment & Services: 1.6%
12,561	Mazor Robotics Ltd. * † #	308,235
19,224	Novocure Ltd. (USD) * †	381,596
		689,831
Insurance: 1.9%
8,403	Clal Insurance Enterprises Holdings Ltd. * #	141,961
4,238	Direct Insurance Financial #	46,621
31,376	Harel Insurance Investments & Financial Services Ltd. #	196,918
2,310	IDI Insurance Co. Ltd. #	147,106
7,408	Menorah Mivtachim Holdings Ltd.	87,866
99,512	Migdal Insurance & Financial Holding Ltd. #	103,836
19,663	Phoenix Holdings Ltd. * #	90,542
		814,850
Materials: 3.7%
9,829	Frutarom Industries Ltd. #	756,520
143,437	Israel Chemicals Ltd. #	638,983
1,001	Israel Corp. Ltd. * #	200,183
		1,595,686
Media: 0.2%
13,131	Taptica international Ltd. (GBP)	71,350
Pharmaceuticals, Biotechnology: 20.3%
17,054	Aevi Genomic Medicine, Inc. (USD) *	21,488
38,933	BioLine RX Ltd. (ADR) *	43,605
16,980	Compugen Ltd. (USD) * †	64,524
6,180	Enzymotec Ltd. (USD) * †	70,761
11,351	Foamix Pharmaceuticals Ltd. (USD) *	62,998
9,490	Kamada Ltd. * #	45,776
4,943	Neuroderm Ltd. (USD) *	192,283
98,892	Opko Health, Inc. (USD) * †	678,399
38,483	Perrigo Co. Plc (USD)	3,257,586
31,038	Pluristem Therapeutics, Inc. (USD) * †	46,867
41,590	Protalix BioTherapeutics, Inc. (USD) *	24,122
5,515	Redhill Biopharma Ltd. (ADR) * †	59,617
3,878	Taro Pharmaceutical Industries Ltd. (USD) *	437,012
208,444	Teva Pharmaceutical Industries Ltd. #	3,711,415
6,404	Vascular Biogenics Ltd. (USD) *	39,064
		8,755,517
Real Estate: 6.2%
3,922	Africa Israel Properties Ltd. * †	86,631
17,359	Airport City Ltd. * #	224,653
46,191	Alony Hetz Properties & Investments Ltd. #	490,794
2,549	Alrov Properties and Lodgings Ltd. #	83,291
34,658	Amot Investments Ltd. #	193,081
10,461	Azrieli Group Ltd. #	582,180
279	Bayside Land Corp.	128,261
1,378	Big Shopping Centers Ltd. #	98,086
1,718	Blue Square Real Estate Ltd. #	71,856
24,336	Gazit-Globe Ltd. #	234,815
31,061	Industrial Buildings Corp. * #	44,872
65,452	Jerusalem Economy Ltd. *	161,824
4,685	Melisron Ltd. #	227,082
748	Property & Building Corp. #	69,370
		2,696,796
Retailing: 0.2%
12,080	Delek Automotive Systems Ltd. #	90,317
Semiconductor: 5.1%
6,166	Camtek Ltd. (USD) * †	31,570
5,759	Ceva, Inc. (USD) *	246,485
6,401	DSP Group, Inc. (USD) *	83,213
11,667	Mellanox Technologies Ltd. (USD) *	550,099
7,217	Nova Measuring Instruments Ltd. * #	194,781
8,559	SolarEdge Technologies, Inc. (USD) *	244,359
27,338	Tower Semiconductor Ltd. (USD) *	840,644
		2,191,151
Software & Services: 25.8%
10,720	Allot Communications Ltd. (USD) * †	57,674
41,108	Amdocs Ltd. (USD)	2,644,067
5,682	Attunity Ltd. (USD) * †	38,410
33,502	Check Point Software Technologies Ltd. (USD) *	3,819,898
9,475	CyberArk Software Ltd. (USD) *	388,475
2,263	Formula Systems Ltd. #	91,070
4,604	Hilan Ltd.	89,549
8,736	Imperva, Inc. (USD) *	379,142
15,240	LivePerson, Inc. (USD) *	206,502
9,875	Matrix IT Ltd. #	104,263
16,467	NICE Systems Ltd. #	1,334,666
17,714	Perion Network Ltd. (USD) *	20,548
17,281	SafeCharge International Group Ltd. (GBP)	66,309
7,843	Sapiens International Corp. NV (USD) * †	103,528
5,538	Varonis Systems, Inc. (USD) *	232,042
17,262	Verint Systems, Inc. (USD) *	722,415
10,325	Wix.com Ltd. (USD) *	741,851
63,300	XLMedia Plc (GBP)	121,020
		11,161,429
Technology Hardware & Equipment: 3.8%
8,026	AudioCodes Ltd. (USD) *	57,306
22,142	Ceragon Networks Ltd. (USD) *	46,055
10,598	Gilat Satellite Networks Ltd. * #	62,368
5,654	Ituran Location and Control Ltd. (USD)	203,827
5,504	Magal Security Systems Ltd. (USD) *	26,419
12,422	Orbotech Ltd. (USD) *	524,333
3,015	RADCOM Ltd. (USD) *	63,466
10,459	Radware Ltd. (USD) *	176,339
1,811	Silicom Ltd. (USD)	105,962
13,164	Stratasys Ltd. (USD) *	304,352
29,281	Telit Communications Plc (GBP) † #	68,833
		1,639,260
Telecommunication Services: 2.8%
562,979	Bezeq The Israeli Telecommunication Corp. Ltd. #	805,190
16,221	Cellcom Israel Ltd. * #	151,334
31,394	Partner Communications Co. Ltd. * #	169,495
223,793	Sky And Space Global Ltd. (AUD) *	31,608
6,838	Space Communication Ltd. * #	38,553
		1,196,180
Transportation: 0.1%
87,542	El Al Israel Airlines #	59,055
Utilities: 2.0%
39,121	Energix-Renewable Energies Ltd.	34,663
104,644	Enlight Renewable Energy Ltd. * #	45,763
5,477	Kenon Holdings Ltd. * #	89,381
11,512	Ormat Technologies, Inc. (USD)	702,808
		872,615
Total Common Stocks (Cost: $44,864,984)		43,366,786

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.2%
Repurchase Agreements: 3.2%
$1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
410,128	Repurchase agreement dated 9/29/17 with Nomura Securities International, Inc., 1.06%, due 10/2/17, proceeds $410,164; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 2/15/18 to 2/15/47, valued at $418,331 including accrued interest)	410,128
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,410,128)		1,410,128

Total Investments: 103.6% (Cost: $46,275,112)	44,776,914
Liabilities in excess of other assets: (3.6)%	(1,574,035)
NET ASSETS: 100.0%	$43,202,879

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,321,383.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,537,644 which represents 49.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.4%	$1,059,501
Consumer Staples	1.3	556,673
Energy	4.0	1,737,665
Financials	16.7	7,244,002
Health Care	21.8	9,445,348
Industrials	4.5	1,970,480
Information Technology	34.6	14,991,840
Materials	3.7	1,595,686
Real Estate	6.2	2,696,796
Telecommunication Services	2.8	1,196,180
Utilities	2.0	872,615
	100.0%	$43,366,786

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$272,340	$5,846,423	$—	$6,118,763
Capital Goods	363,102	1,513,949	—	1,877,051
Commercial & Professional Services	—	34,374	—	34,374
Consumer Durables & Apparel	444,136	269,489	—	713,625
Consumer Services	184,209	—	—	184,209
Diversified Financials	272,981	37,408	—	310,389
Energy	420,490	1,317,175	—	1,737,665
Food & Staples Retailing	—	286,521	—	286,521
Food, Beverage & Tobacco	51,092	219,060	—	270,152
Health Care Equipment & Services	381,596	308,235	—	689,831
Insurance	87,866	726,984	—	814,850
Materials	—	1,595,686	—	1,595,686
Media	71,350	—	—	71,350
Pharmaceuticals, Biotechnology	4,998,326	3,757,191	—	8,755,517
Real Estate	376,716	2,320,080	—	2,696,796
Retailing	—	90,317	—	90,317
Semiconductor	1,996,370	194,781	—	2,191,151
Software & Services	9,631,430	1,529,999	—	11,161,429
Technology Hardware & Equipment	1,508,059	131,201	—	1,639,260
Telecommunication Services	31,608	1,164,572	—	1,196,180
Transportation	—	59,055	—	59,055
Utilities	737,471	135,144	—	872,615
Repurchase Agreements	—	1,410,128	—	1,410,128
Total	$21,829,142	$22,947,772	$—	$44,776,914

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $334,549 and transfers from Level 2 to Level 1 were $929,517. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 29.5%
33,560	Alior Bank SA * #	$631,206
15,144	Bank Handlowy w Warszawie SA #	287,327
196,836	Bank Millennium SA * † #	379,116
39,774	Bank Pekao SA #	1,398,547
9,586	Bank Zachodni WBK SA #	919,701
10,857	ING Bank Slaski SA * † #	610,297
4,901	mBank SA * † #	564,279
150,743	PKO Bank Polski SA * #	1,463,412
		6,253,885
Consumer Durables & Apparel: 7.6%
414	LPP SA	928,451
8,894	NG2 SA #	673,943
		1,602,394
Diversified Financials: 2.2%
5,909	Kruk SA †	475,856
Energy: 16.5%
35,141	Grupa Lotos SA #	576,447
52,729	Polski Koncern Naftowy Orlen SA #	1,761,816
624,005	Polskie Gornictwo Naftowe I Gazownictwo SA #	1,163,487
		3,501,750
Food & Staples Retailing: 6.4%
36,130	Eurocash SA † #	383,378
49,496	Jeronimo Martins, SGPS SA (EUR) #	977,248
		1,360,626
Insurance: 7.6%
127,470	Powszechny Zaklad Ubezpieczen SA † #	1,611,018
Materials: 8.7%
24,495	Jastrzebska Spolka Weglowa SA * #	649,088
37,283	KGHM Polska Miedz SA #	1,202,698
		1,851,786
Media: 2.4%
72,530	Cyfrowy Polsat SA	516,515
Real Estate: 4.5%
69,271	NEPI Rockcastle Plc (ZAR)	943,450
Software & Services: 5.6%
26,551	Asseco Poland SA #	337,465
26,738	CD Projekt SA #	853,974
		1,191,439
Telecommunication Services: 2.0%
298,130	Orange Polska SA * #	433,152
Utilities: 7.0%
282,205	Polska Grupa Energetyczna SA * #	1,030,734
430,629	Tauron Polska Energia SA *	443,162
		1,473,896
Total Common Stocks (Cost: $20,594,894)		21,215,767
MONEY MARKET FUND: 0.0% (Cost: $7,699)
7,699	Dreyfus Government Cash Management Fund - Institutional Shares	7,699
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $20,602,593)		21,223,466

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.2%
Repurchase Agreements: 13.2%
$1,000,000	Repurchase agreement dated 9/29/17 with Citigroup Global Markets, Inc., 1.08%, due 10/2/17, proceeds $1,000,090; (collateralized by various U.S. government and agency obligations, 1.90% to 9.00%, due 12/1/17 to 6/1/51, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $1,000,089; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $1,020,000 including accrued interest)	1,000,000
797,791	Repurchase agreement dated 9/29/17 with Deutsche Bank Securities, Inc., 1.06%, due 10/2/17, proceeds $797,861; (collateralized by various U.S. government and agency obligations, 0.75% to 8.00%, due 10/31/17 to 5/15/45, valued at $813,747 including accrued interest)	797,791
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,797,791)		2,797,791
Total Investments: 113.2% (Cost: $23,400,384)		24,021,257
Liabilities in excess of other assets: (13.2)%		(2,807,265)
NET ASSETS: 100.0%		$21,213,992

EUR	Euro
ZAR	South African Rand

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,699,818.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,908,333 which represents 84.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	10.0%	$2,118,909
Consumer Staples	6.4	1,360,626
Energy	16.5	3,501,750
Financials	39.3	8,340,759
Information Technology	5.6	1,191,439
Materials	8.7	1,851,786
Real Estate	4.5	943,450
Telecommunication Services	2.0	433,152
Utilities	7.0	1,473,896
Money Market Fund	0.0	7,699
	100.0%	$21,223,466

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$6,253,885	$—	$6,253,885
Consumer Durables & Apparel	928,451	673,943	—	1,602,394
Diversified Financials	475,856	—	—	475,856
Energy	—	3,501,750	—	3,501,750
Food & Staples Retailing	—	1,360,626	—	1,360,626
Insurance	—	1,611,018	—	1,611,018
Materials	—	1,851,786	—	1,851,786
Media	516,515	—	—	516,515
Real Estate	943,450	—	—	943,450
Software & Services	—	1,191,439	—	1,191,439
Telecommunication Services	—	433,152	—	433,152
Utilities	443,162	1,030,734	—	1,473,896
Money Market Fund	7,699	—	—	7,699
Repurchase Agreements	—	2,797,791	—	2,797,791
Total	$3,315,133	$20,706,124	$—	$24,021,257

During the period ended September 30, 2017, transfers of securities from Level 2 to Level 1 were $1,338,126. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.0%
Banks: 12.6%
12,257,524	Sberbank of Russia (ADR) #	$174,786,298
40,841,994	VTB Bank OJSC (GDR) # Reg S	87,946,128
7,358,060,000	VTB Bank PJSC #	7,880,482
		270,612,908
Diversified Financials: 2.3%
23,991,984	Moscow Exchange MICEX-RTS PJSC #	48,175,880
Energy: 34.5%
2,889,073	Lukoil PJSC (ADR) #	153,222,758
973,583	Novatek OAO (GDR) # Reg S	114,391,717
41,258,983	OAO Gazprom (ADR) #	173,130,862
17,945,163	Rosneft Oil Co. (GDR) # Reg S	99,855,411
15,939,117	Surgutneftegas OJSC (ADR) #	80,780,353
2,826,353	Tatneft PJSC (ADR) #	120,917,133
		742,298,234
Food & Staples Retailing: 11.5%
5,128,550	Lenta Ltd. (GDR) * Reg S	31,694,439
3,221,543	Magnit OAO (GDR) # Reg S	131,897,055
1,841,688	X5 Retail Group NV (GDR) * Reg S	82,673,374
		246,264,868
Materials: 15.9%
44,687,806	Alrosa PJSC #	63,951,066
7,319,952	MMC Norilsk Nickel PJSC (ADR) #	126,144,572
1,711,268	Novolipetsk Steel (GDR) # Reg S	38,980,385
1,802,773	PhosAgro OAO (GDR) # Reg S	25,702,832
3,607,618	Polymetal International (GBP) #	40,774,755
3,139,501	Severstal OAO (GDR) # Reg S	46,989,646
		342,543,256
Software & Services: 7.3%
1,861,192	Mail.ru Group Ltd. (GDR) * # Reg S	61,383,940
2,912,589	Yandex NV (USD) *	95,969,807
		157,353,747
Telecommunication Services: 8.6%
2,102,226	MegaFon PJSC (GDR) # Reg S	24,191,851
9,015,813	Mobile TeleSystems OJSC (ADR)	94,125,088
2,757,133	Rostelecom OJSC (ADR)	20,127,071
3,099,842	Sistema JSFC (GDR) Reg S	14,879,242
7,524,144	VEON Ltd. (ADR)	31,450,922
		184,774,174
Utilities: 3.3%
633,458,410	Inter Rao Ues PJSC #	40,853,000
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # § ∞	257,935
20,540,310	RusHydro PJSC (ADR) #	29,544,689
		70,655,624
Total Common Stocks (Cost: $2,122,107,616)		2,062,678,691
PREFERRED STOCK: 4.0% (Cost: $58,437,183)
Energy: 4.0%
27,721	AK Transneft OAO, 4.61% #	85,436,736
MONEY MARKET FUND: 0.1% (Cost: $2,745,229)

2,745,229	Dreyfus Government Cash Management Fund - Institutional Shares	2,745,229
Total Investments: 100.1% (Cost: $2,183,290,028)		2,150,860,656
Liabilities in excess of other assets: (0.1)%		(1,611,562)
NET ASSETS: 100.0%		$2,149,249,094

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,777,195,484 which represents 82.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $257,935 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	11.5%	$246,264,868
Energy	38.5	827,734,970
Financials	14.8	318,788,788
Information Technology	7.3	157,353,747
Materials	15.9	342,543,256
Telecommunication Services	8.6	184,774,174
Utilities	3.3	70,655,624
Money Market Fund	0.1	2,745,229
	100.0%	$2,150,860,656

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$270,612,908	$—	$270,612,908
Diversified Financials	—	48,175,880	—	48,175,880
Energy	—	742,298,234	—	742,298,234
Food & Staples Retailing	114,367,813	131,897,055	—	246,264,868
Materials	—	342,543,256	—	342,543,256
Software & Services	95,969,807	61,383,940	—	157,353,747
Telecommunication Services	160,582,323	24,191,851	—	184,774,174
Utilities	—	70,397,689	257,935	70,655,624
Preferred Stock*	—	85,436,736	—	85,436,736
Money Market Fund	2,745,229	—	—	2,745,229
Total	$373,665,172	$1,776,937,549	$257,935	$2,150,860,656

* See Schedule of Investments for industry sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $152,689,042 and transfers from Level 2 to Level 1 were $28,416,542. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
Utilities
Balance as of December 31, 2016	$257,935
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2017	$257,935

See Notes to Schedules of Investments

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 5.0%
164,869	TCS Group Holding Plc (GDR) Reg S	$2,712,095
Capital Goods: 1.5%
5,950,000	Summit Ascent Holdings Ltd. * #	835,314
Diversified Financials: 7.9%
227,016	Safmar Financial Investment * #	2,807,655
201,474	Vostok New Ventures Ltd. (SDR) * #	1,537,690
		4,345,345
Energy: 4.3%
492,395	OAO TMK (GDR) Reg S	2,351,186
Food & Staples Retailing: 4.3%
269,535	DIXY Group PJSC * #	1,591,712
359,076	O’Key Group SA (GDR) Reg S	754,060
		2,345,772
Food, Beverage & Tobacco: 4.3%
191,065	Ros Agro Plc (GDR) Reg S	2,350,099
Household & Personal Products: 4.6%
73,582	Oriflame Holding AG (SEK) #	2,507,812
Materials: 14.4%
992,012	Highland Gold Mining Ltd. (GBP) #	1,943,440
17,130,000	IRC Ltd. * #	547,293
595,188	Mechel PJSC (ADR) *	3,077,122
10,843,194	Petropavlovsk Plc (GBP) *	1,163,821
804,344	Raspadskaya OJSC * #	1,147,126
		7,878,802
Media: 4.6%
1,040,250	ITE Group Plc (GBP)	2,508,683
Real Estate: 12.6%
642,819	Etalon Group Ltd. (GDR) Reg S	2,658,057
1,211,245	LSR Group PJSC (GDR) Reg S	3,561,060
1,060,392	Raven Russia Ltd. * #	683,730
		6,902,847
Retailing: 6.3%
479,797	M.Video PJSC * #	3,468,749
Software & Services: 4.7%
153,355	Qiwi Plc (ADR)	2,597,834
Telecommunication Services: 7.6%
864,935	Sistema JSFC (GDR) Reg S	4,151,688
Transportation: 4.5%
260,365	Globaltrans Investment Plc (GDR) # Reg S	2,438,456
Utilities: 13.2%
50,518,800	Mosenergo PJSC	2,659,461
189,491,600	OGK-2 PJSC #	1,842,616
64,105,000	Unipro PJSC #	2,709,141
		7,211,218
Total Common Stocks (Cost: $54,132,437)		54,605,900
MONEY MARKET FUND: 0.3% (Cost: $199,146)
199,146	Dreyfus Government Cash Management Fund - Institutional Shares	199,146
Total Investments: 100.1% (Cost: $54,331,583)		54,805,046
Liabilities in excess of other assets: (0.1)%		(80,298)
NET ASSETS: 100.0%		$54,724,748

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
SEK	Swedish Krona

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,060,734 which represents 44.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	10.9%	$5,977,432
Consumer Staples	13.1	7,203,683
Energy	4.3	2,351,186
Financials	12.9	7,057,440
Industrials	6.0	3,273,770
Information Technology	4.7	2,597,834
Materials	14.4	7,878,802
Real Estate	12.6	6,902,847
Telecommunication Services	7.6	4,151,688
Utilities	13.1	7,211,218
Money Market Fund	0.4	199,146
	100.0%	$54,805,046

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock
Banks	$2,712,095	$—	$—	$2,712,095
Capital Goods	—	835,314	—	835,314
Diversified Financials	—	4,345,345	—	4,345,345
Energy	2,351,186	—	—	2,351,186
Food & Staples Retailing	754,060	1,591,712	—	2,345,772
Food, Beverage & Tobacco	2,350,099	—	—	2,350,099
Household & Personal Products	—	2,507,812	—	2,507,812
Materials	4,240,943	3,637,859	—	7,878,802
Media	2,508,683	—	—	2,508,683
Real Estate	6,219,117	683,730	—	6,902,847
Retailing	—	3,468,749	—	3,468,749
Software & Services	2,597,834	—	—	2,597,834
Telecommunication Services	4,151,688	—	—	4,151,688
Transportation	—	2,438,456	—	2,438,456
Utilities	2,659,461	4,551,757	—	7,211,218
Money Market Fund	199,146	—	—	199,146
Total	$30,744,312	$24,060,734	$—	$54,805,046

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $2,297,116 and transfers from Level 2 to Level 1 were $19,761,741. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Automobiles & Components: 0.0%
3	Danang Rubber JSC	$3
Banks: 8.1%
9,551,242	Bank for Foreign Trade of Vietnam JSC #	15,810,691
14,107,402	Saigon Thuong Tin Commercial JSB *	7,759,335
22	Saigon-Hanoi Commercial Joint Stock Bank *	8
		23,570,034
Capital Goods: 10.9%
3,954,608	FLC Faros Construction JSC *	18,636,328
1,692,500	Hoa Binh Construction Group JSC #	4,577,264
3	Hoang Huy Investment Services JSC #	1
1	Tan Tao Investment Industry Corp. *	—
9,449,297	Viet Nam Construction & Import-Export JSC #	8,609,298
		31,822,891
Consumer Durables & Apparel: 13.2%
1,112,160	Eclat Textile Co. Ltd. #	13,565,553
598,333	Hansae Co. Ltd. #	12,711,386
14,053,000	Regina Miracle International Holdings Ltd. † Reg S 144A	12,198,566
		38,475,505
Consumer Services: 1.8%
15,613,883	Donaco International Ltd. †	5,145,600
Diversified Financials: 6.7%
17,885,854	HAGL JSC * #	6,611,304
6	Ocean Group JSC *	1
11,861,261	Saigon Securities, Inc. #	13,079,599
		19,690,904
Energy: 4.0%
68	PetroVietnam Construction Co. * #	8
5	PetroVietnam Drilling & Well Services JSC * #	3
2	PetroVietnam Transportation Corp. #	1
7,621,446	Soco International Plc #	11,819,897
		11,819,909
Food, Beverage & Tobacco: 21.1%
3,326,410	Kinh Do Corp. #	6,152,939
8,242,260	Masan Group Corp. #	20,003,016
10,888,435	Thanh Thanh Cong Tay Ninh JSC *	12,456,793
3,496,070	Vietnam Dairy Products JSC	22,951,781
		61,564,529
Health Care Equipment & Services: 4.4%
538,200	MANI, Inc. #	12,902,218
Insurance: 3.2%
3,905,576	Bao Viet Holdings #	9,451,518
Materials: 8.2%
7,911,258	Hoa Phat Group JSC	13,541,370
3,654,777	Hoa Sen Group #	4,603,168
5,716,940	PetroVietnam Fertilizer & Chemical JSC	5,722,852
		23,867,390
Real Estate: 14.7%
2	FLC Group JSC * #	1
7,124,140	No Va Land Investment Group Corp. *	19,278,578
10,554,922	Vingroup JSC * #	23,779,893
		43,058,472
Technology Hardware & Equipment: 1.7%
324,004	Mcnex Co. Ltd. * #	5,052,880
Transportation: 0.0%
9	Gemadept Corp. * #	17
Utilities: 1.7%
4,351,409	PetroVietnam Nhon Trach 2 Power JSC #	5,086,969
Total Common Stocks (Cost: $265,109,607)		291,508,839
WARRANTS: 0.0% (Cost: $0)
Consumer Services: 0.0%
32	Minor International PCL Warrants (THB 36.36, expiring 11/03/17) * #	3
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $265,109,607)		291,508,842

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.2% (Cost: $539,356)
Repurchase Agreement: 0.2%
$539,356	Repurchase agreement dated 9/29/17 with Daiwa Capital Markets America, Inc., 1.07%, due 10/2/17, proceeds $539,404; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 10/12/17 to 12/1/51, valued at $550,143 including accrued interest)	539,356
Total Investments: 99.9% (Cost: $265,648,963)		292,048,198
Other assets less liabilities: 0.1%		376,231
NET ASSETS: 100.0%		$292,424,429

THB	Thai Baht

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $499,866.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $173,817,627 which represents 59.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,198,566, or 4.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	15.0%	$43,621,111
Consumer Staples	21.1	61,564,529
Energy	4.1	11,819,909
Financials	18.1	52,712,456
Health Care	4.4	12,902,218
Industrials	10.9	31,822,908
Information Technology	1.7	5,052,880
Materials	8.2	23,867,390
Real Estate	14.8	43,058,472
Utilities	1.7	5,086,969
	100.0%	$291,508,842

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$3	$—	$—	$3
Banks	7,759,343	15,810,691	—	23,570,034
Capital Goods	18,636,328	13,186,563	—	31,822,891
Consumer Durables & Apparel	12,198,566	26,276,939	—	38,475,505
Consumer Services	5,145,600	—	—	5,145,600
Diversified Financials	1	19,690,903	—	19,690,904
Energy	—	11,819,909	—	11,819,909
Food, Beverage & Tobacco	35,408,574	26,155,955	—	61,564,529
Health Care Equipment & Services	—	12,902,218	—	12,902,218
Insurance	—	9,451,518	—	9,451,518
Materials	19,264,222	4,603,168	—	23,867,390
Real Estate	19,278,578	23,779,894	—	43,058,472
Technology Hardware & Equipment	—	5,052,880	—	5,052,880
Transportation	—	17	—	17
Utilities	—	5,086,969	—	5,086,969
Warrants *	—	3	—	3
Repurchase Agreement	—	539,356	—	539,356
Total	$117,691,215	$174,356,983	$—	$292,048,198

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $40,036,112 and transfers from Level 2 to Level 1 were $57,231,395. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value.  The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”) by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the EU and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: November 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: November 29, 2017